UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2687

Name of Registrant:	VANGUARD MUNICIPAL BOND FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2004

Item 1:	Schedule of Investments

July 31, 2004 Vanguard Intermediate-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value (000)
MUNICIPAL BONDS (99.4%)
Alabama (0.8%)
Alabama GO	5.25%	6/1/2012	$5,105	$5,596
Alabama GO	5.25%	6/1/2013	5,105	5,595
Alabama GO	5.25%	6/1/2014	5,155	5,609
Alabama GO	5.25%	6/1/2015	3,455	3,728
Huntsville AL Health Care Fac. Auth. PUT	4.65%	6/1/2005 (1)	19,890	20,345
Jefferson County AL Sewer Rev. (Capital Improvement)	5.00%	8/1/2012 (3)(Prere.)	15,040	16,457
Jefferson County AL Sewer Rev. (Capital Improvement) VRDO	1.10%	8/6/2004 (10)	5,300	5,300
Jefferson County AL Sewer Rev. (Capital Improvement) VRDO	1.10%	8/6/2004 (10)	25,000	25,000

				87,630

Alaska (0.3%)
Anchorage AK Electric Rev.	8.00%	12/1/2011 (1)	5,395	6,880
Matanuska-Susitna Borough AK GO	5.50%	3/1/2012 (3)	6,000	6,738
North Slope Borough AK GO	0.00%	6/30/2010 (1)	8,000	6,386
Valdez AK Marine Terminal Rev. (Phillips Transp. Alaska, Inc. Project) PUT	1.80%	6/1/2005	18,375	18,381

				38,385

Arizona (1.6%)
Arizona School Fac. Board Rev. (State School Improvement)	5.50%	7/1/2014	11,030	12,230
Arizona School Fac. Board Rev. (State School Improvement)	5.50%	7/1/2015	5,000	5,532
Arizona School Fac. Board Rev. (State School Improvement)	5.50%	7/1/2016	5,500	6,067
Arizona School Fac. Board Rev. COP	5.00%	9/1/2011 (1)	10,000	10,903
Arizona Transp. Board Highway Rev.	6.00%	7/1/2010	25,000	28,587
Arizona Transp. Board Highway Rev.	5.25%	7/1/2018	4,000	4,290
Arizona Transp. Board Highway Rev.	5.25%	7/1/2019	4,110	4,387
Maricopa County AZ Rev. (Samaritan Health Service)	7.15%	12/1/2005 (1)(ETM)	2,685	2,801
Maricopa County AZ USD	0.00%	1/1/2007 (3)	6,000	5,626
Maricopa County AZ USD	5.00%	7/1/2010 (4)	7,230	7,894
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.25%	7/1/2009 (4)	4,795	5,206
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.25%	7/1/2010 (4)	2,500	2,696
Phoenix AZ Civic Improvement Corp. Airport Rev.	5.25%	7/1/2011 (4)	3,000	3,227
Phoenix AZ Civic Improvement Corp. Wastewater System Rev.	5.375%	7/1/2012 (3)	9,645	10,630
Phoenix AZ Civic Improvement Corp. Wastewater System Rev.	5.375%	7/1/2013 (3)	5,000	5,509
Phoenix AZ Civic Improvement Corp. Wastewater System Rev.	5.375%	7/1/2014 (3)	6,820	7,493
Phoenix AZ Civic Improvement Corp. Water System Rev.	5.95%	7/1/2006 (Prere.)	6,600	7,100
Phoenix AZ Civic Improvement Corp. Water System Rev.	5.50%	7/1/2014 (3)	4,215	4,674
Phoenix AZ GO	7.50%	7/1/2008	5,000	5,859
Phoenix AZ Highway Rev. GO	9.25%	7/1/2007	4,000	4,751
Tucson AZ GO	7.375%	7/1/2013	4,500	5,688
Tucson AZ USD	7.50%	7/1/2006 (3)	8,840	9,741
Tucson AZ USD	7.50%	7/1/2007 (3)	8,000	9,120
Yavapai County AZ IDA Solid Waste Disposal Project Rev. (Waste Management Inc.) PUT	4.625%	6/1/2005	13,500	13,717

				183,728

California (9.9%)
Access To Loans For Learning Student Loan Corp. California Rev. Student Loan Program VRDO	1.08%	8/6/2004 LOC	6,500	6,500
California Dept. of Veteran Affairs Rev.	5.45%	12/1/2019 (2)	3,780	3,901
California GO	7.10%	6/1/2005	12,495	13,052
California GO	7.00%	10/1/2005 (1)	5,000	5,316
California GO	11.00%	3/1/2006	13,185	15,000
California GO	5.70%	8/1/2007	1,000	1,039
California GO	5.75%	8/1/2008 (3)	855	890
California GO	6.30%	9/1/2010	4,000	4,602
California GO	5.25%	10/1/2013 (1)	6,115	6,781
California GO	5.25%	2/1/2014	20,000	21,653
California GO	5.25%	11/1/2014	10,000	10,839
California GO	5.25%	11/1/2015	10,225	11,016
California GO	6.00%	4/1/2018	11,980	13,472
California GO	5.00%	12/1/2018	8,665	9,027
California GO	5.125%	11/1/2023	7,000	7,152
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	6.25%	7/1/2005 (1)	5,875	6,128
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	6.25%	7/1/2006 (1)	5,000	5,405
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)	6.25%	7/1/2007 (1)	5,290	5,774
California Health Fac. Finance Auth. Rev. (Sisters of Providence)	6.00%	10/1/2004	4,340	4,373
California PCR Financing Auth. Rev. (Southern California Edison Co.) PUT	2.00%	3/1/2006	31,000	30,775
California Public Works Board Lease Rev. (Dept. of Corrections)	6.00%	1/1/2008 (2)	14,865	15,962
California Public Works Board Lease Rev. (Dept. of Corrections)	5.375%	11/1/2011	6,500	6,880
California Public Works Board Lease Rev. (Dept. of Corrections)	5.375%	11/1/2012	7,990	8,441
California Public Works Board Lease Rev. (Dept. of Corrections)	5.50%	1/1/2015 (2)	5,000	5,308
California Public Works Board Lease Rev. (State Archives)	5.375%	12/1/2009	4,555	4,896
California Public Works Board Lease Rev. (State Archives)	5.375%	12/1/2010	6,635	7,132
California Public Works Board Lease Rev. (State Archives)	5.375%	12/1/2012	7,895	8,486
California Public Works Board Lease Rev. (Univ. of California)	6.10%	12/1/2005 (2)	6,515	6,605
California State Dept. of Water Resources Power Supply Rev.	5.50%	5/1/2012 (1)	8,000	8,984
California State Dept. of Water Resources Power Supply Rev.	6.00%	5/1/2013	20,000	22,694
California State Dept. of Water Resources Power Supply Rev.	5.50%	5/1/2014 (2)	10,000	11,098
California State Dept. of Water Resources Power Supply Rev.	5.50%	5/1/2015 (2)	61,875	68,243
California State Dept. of Water Resources Power Supply Rev.	6.00%	5/1/2015	15,000	16,737
California State Dept. of Water Resources Power Supply Rev.	5.50%	5/1/2016 (2)	77,880	85,676
California State Dept. of Water Resources Power Supply Rev.	5.375%	5/1/2018 (2)	37,000	40,015
California State Dept. of Water Resources Power Supply Rev. VRDO	1.10%	8/6/2004 LOC	1,300	1,300
California State Econ. Recovery Bonds	5.00%	7/1/2015	93,700	100,592
California State Econ. Recovery Bonds	5.00%	7/1/2016	7,000	7,346
California Statewide Community Dev. Auth. Rev. (Catholic Healthcare West)	6.00%	7/1/2009	2,965	3,256
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	4.90%	5/15/2008	73,000	76,227
California Statewide Community Dev. Auth. Rev. (Irvine Apartments) PUT	5.10%	5/17/2010	8,750	9,126
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	2.625%	5/1/2008	30,000	29,303
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	4.70%	6/1/2009	55,000	57,936
Chula Vista CA IDR (San Diego Gas & Electric) PUT	7.00%	12/1/2005	45,000	47,506
Contra Costa CA (Merrithew Memorial Hosp.) COP	5.50%	11/1/2011 (1)	5,660	6,184
East Bay CA Muni. Util. Dist. Water System Rev.	5.25%	6/1/2017 (1)	8,110	8,722
East Bay CA Muni. Util. Dist. Water System Rev. VRDO	1.08%	8/6/2004 (4)	39,000	39,000
Fresno CA Sewer Rev.	6.25%	9/1/2014 (2)	12,000	14,347
Long Beach CA Harbor Rev.	5.75%	5/15/2013	7,630	8,373
Los Angeles CA Dept. of Water & Power Rev.	5.25%	7/1/2015	20,000	21,560
Los Angeles CA Harbor Dept. Rev.	5.50%	8/1/2011 (2)	5,865	6,410
Los Angeles CA Harbor Dept. Rev.	5.50%	8/1/2012 (2)	6,190	6,773
Los Angeles CA Harbor Dept. Rev.	5.50%	8/1/2013 (2)	6,535	7,159
Los Angeles CA USD GO	5.25%	7/1/2020 (4)	10,105	10,779
Los Angeles County CA Transp. Comm. Sales Tax Rev.	6.50%	7/1/2010 (4)	51,070	60,001
Northern California Power Agency (Hydroelectric Project)	6.10%	7/1/2005 (1)	5,575	5,811
Northern California Power Agency (Hydroelectric Project)	6.20%	7/1/2006 (1)	5,940	6,420
Northern California Power Agency (Hydroelectric Project)	6.25%	7/1/2007 (1)	6,685	7,430
Port of Oakland CA Rev.	5.25%	11/1/2006 (3)	6,700	7,134
San Bernardino County CA Medical Center COP	5.50%	8/1/2004 (1)	4,100	4,100
San Bernardino County CA Medical Center COP	5.50%	8/1/2005 (1)	10,000	10,400
San Bernardino County CA Medical Center COP	7.00%	8/1/2008 (1)	9,045	10,506
San Bernardino County CA Medical Center COP	7.00%	8/1/2009 (1)	9,705	11,483
San Bernardino County CA Medical Center COP	7.00%	8/1/2010 (1)	10,525	12,630
San Francisco CA City & County International Airport Rev.	5.50%	5/1/2011 (1)	4,215	4,582
San Francisco CA City & County International Airport Rev.	5.50%	5/1/2012 (1)	4,930	5,318
San Francisco CA City & County International Airport Rev.	5.50%	5/1/2013 (1)	5,115	5,491
San Francisco CA City & County International Airport Rev.	5.50%	5/1/2014 (1)	5,565	5,955
San Francisco CA City & County International Airport Rev.	5.50%	5/1/2015 (1)	5,880	6,350
San Francisco CA City & County International Airport Rev.	5.50%	5/1/2016 (1)	6,215	6,695
South Orange County CA Public Finance Auth. Rev.	7.00%	9/1/2006 (1)	500	551
Univ. of California Rev. (Multiple Purpose Project)	9.25%	9/1/2005 (1)	5,000	5,412

				1,138,020

Colorado (3.6%)
Colorado Dept. of Transp. Rev.	6.00%	6/15/2010 (2)(Prere.)	18,935	21,814
Colorado Dept. of Transp. Rev.	6.00%	6/15/2010 (2)(Prere.)	10,000	11,521
Colorado Dept. of Transp. Rev.	6.00%	6/15/2010 (2)(Prere.)	10,000	11,521
Colorado Dept. of Transp. Rev.	6.00%	6/15/2010 (2)(Prere.)	20,000	23,041
Colorado Dept. of Transp. Rev.	5.00%	6/15/2011 (1)	5,000	5,456
Colorado Dept. of Transp. Rev.	5.50%	6/15/2011 (1)(Prere.)*	25,185	28,498
Colorado Dept. of Transp. Rev.	5.50%	6/15/2011 (1)(Prere.)	20,795	23,530
Colorado Dept. of Transp. Rev.	5.50%	6/15/2011 (1)(Prere.)	6,185	6,998
Colorado Dept. of Transp. Rev.	5.375%	6/15/2012 (Prere.)	8,500	9,590
Colorado Dept. of Transp. Rev.	5.50%	6/15/2012 (1)	11,780	13,264
Colorado Dept. of Transp. Rev.	5.50%	6/15/2013 (1)	14,500	16,346
Colorado Health Fac. Auth. Rev. (Poudre Valley Health)	6.00%	12/1/2013 (4)	5,185	5,848
Colorado Health Fac. Auth. Rev. (Poudre Valley Health)	6.00%	12/1/2014 (4)	5,500	6,204
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.)	5.25%	12/1/2009 (1)	2,965	3,194
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.)	5.25%	12/1/2010 (1)	1,740	1,884
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.)	5.25%	12/1/2011 (1)	3,415	3,682
Colorado Springs CO Util. System Rev.	5.00%	11/15/2009	5,000	5,447
Colorado Springs CO Util. System Rev.	5.375%	11/15/2012	12,620	13,975
Colorado Springs CO Util. System Rev.	5.375%	11/15/2014	12,745	14,041
Denver CO City & County Airport Rev.	5.50%	11/15/2010 (3)	10,000	10,907
Denver CO City & County Airport Rev.	5.50%	11/15/2011 (3)	15,070	16,410
Denver CO City & County Airport Rev.	6.00%	11/15/2011 (2)	14,895	16,461
Denver CO City & County Airport Rev.	5.625%	11/15/2012 (3)	6,000	6,525
Denver CO City & County Airport Rev.	6.00%	11/15/2012 (2)	10,460	11,474
Denver CO City & County Airport Rev.	5.50%	11/15/2013 (3)	15,085	16,234
Denver CO City & County Airport Rev.	5.50%	11/15/2014 (3)	35,820	38,253
Denver CO City & County Airport Rev.	5.50%	11/15/2015 (3)	23,520	25,474
Denver CO City & County Airport Rev.	5.50%	11/15/2016 (3)	10,000	10,798
E-470 Public Highway Auth. Colorado Rev.	0.00%	9/1/2011 (1)	6,600	4,957
E-470 Public Highway Auth. Colorado Rev.	0.00%	9/1/2011 (1)	8,000	6,003
E-470 Public Highway Auth. Colorado Rev.	0.00%	9/1/2012 (1)	8,100	5,673
E-470 Public Highway Auth. Colorado Rev.	0.00%	9/1/2017 (1)	24,490	12,981
E-470 Public Highway Auth. Colorado Rev.	0.00%	9/1/2019 (1)	5,000	2,358
Northern Colorado Water Conservation Dist. Rev.	6.35%	12/1/2007 (2)	4,155	4,585

				414,947

Connecticut (2.1%)
Connecticut GO	6.00%	10/1/2004 (ETM)	175	176
Connecticut GO	5.30%	11/15/2006 (Prere.)	1,290	1,320
Connecticut GO	5.00%	4/15/2007	12,110	12,948
Connecticut GO	5.40%	11/15/2007 (Prere.)	685	701
Connecticut GO	5.00%	4/15/2008	4,510	4,865
Connecticut GO	5.25%	6/15/2008	7,000	7,634
Connecticut GO	5.00%	4/15/2009	6,810	7,396
Connecticut GO	5.375%	12/15/2010 (Prere.)	6,165	6,876
Connecticut GO	5.375%	6/15/2011 (Prere.)	5,000	5,570
Connecticut GO	5.125%	11/15/2011 (Prere.)	25,375	27,966
Connecticut GO	5.50%	12/15/2011 (1)	9,000	10,169
Connecticut GO	5.125%	11/15/2013	19,000	20,774
Connecticut GO	5.125%	11/15/2013	5,675	6,205
Connecticut GO	5.50%	12/15/2013	4,705	5,324
Connecticut GO	5.50%	12/15/2014	8,700	9,870
Connecticut GO	5.00%	6/1/2017 (1)	25,000	26,721
Connecticut GO	5.00%	12/1/2017 (1)	35,000	37,410
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	7.125%	6/1/2010 (Prere.)	12,000	14,222
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.375%	10/1/2013 (4)	20,000	22,071
Connecticut State Health & Educ. Fac. Auth. (Connecticut State Univ. System)	5.00%	11/1/2011 (4)	5,090	5,577
Connecticut State Health & Educ. Fac. Auth. (Connecticut State Univ. System)	5.00%	11/1/2012 (4)	6,275	6,876

				240,671

Delaware
Univ. of Delaware Rev. VRDO	1.14%	8/2/2004	400	400

District of Columbia (1.4%)
District of Columbia GO	5.50%	6/1/2006 (4)	6,205	6,587
District of Columbia GO	5.50%	6/1/2007 (4)(ETM)	1,265	1,374
District of Columbia GO	5.50%	6/1/2007 (4)	2,195	2,375
District of Columbia GO	5.75%	6/1/2007 (2)	340	345
District of Columbia GO	5.20%	6/1/2008 (2)	4,390	4,746
District of Columbia GO	5.25%	6/1/2008 (1)	7,855	8,525
District of Columbia GO	5.25%	6/1/2008 (1)(ETM)	2,145	2,341
District of Columbia GO	5.50%	6/1/2008 (4)(ETM)	1,275	1,403
District of Columbia GO	5.50%	6/1/2008 (4)	3,725	4,076
District of Columbia GO	5.50%	6/1/2008 (2)	10,000	10,944
District of Columbia GO	5.30%	6/1/2009 (2)	4,600	4,999
District of Columbia GO	5.50%	6/1/2009 (4)(Prere.)	1,890	2,120
District of Columbia GO	5.50%	6/1/2010 (4)	15,000	16,662
District of Columbia GO	5.50%	6/1/2010 (2)	10,490	11,653
District of Columbia GO	5.75%	6/1/2010 (1)(ETM)	5,000	5,670
District of Columbia GO	5.75%	6/1/2010 (1)	15,465	17,382
District of Columbia GO	5.375%	6/1/2011 (2)	5,255	5,707
District of Columbia GO	6.00%	6/1/2011 (1)	6,550	7,482
District of Columbia GO	5.50%	6/1/2012 (4)	4,630	5,087
District of Columbia GO	0.00%	6/1/2013 (1)	10,945	7,425
District of Columbia GO	5.50%	6/1/2013 (2)	5,750	6,276
District of Columbia GO	0.00%	6/1/2014 (1)	16,650	10,686
District of Columbia Hosp. Rev. (Medlantic Health Group)	6.00%	8/15/2007 (1)(ETM)	2,985	3,287
District of Columbia Hosp. Rev. (Medlantic Health Group)	6.00%	8/15/2008 (1)(ETM)	3,160	3,534
District of Columbia Hosp. Rev. (Medlantic Health Group)	6.00%	8/15/2010 (1)(ETM)	2,555	2,922
District of Columbia Hosp. Rev. (Medlantic Health Group)	6.00%	8/15/2012 (1)(ETM)	2,995	3,464

				157,072

Florida (4.2%)
Broward County FL Resource Recovery Rev. (Wheelabrator Series A)	5.375%	12/1/2009	15,885	17,200
Broward County FL Resource Recovery Rev. (Wheelabrator Series A)	5.375%	12/1/2010	5,000	5,387
Broward County FL Resource Recovery Rev. (Wheelabrator Series A)	4.50%	12/1/2011	5,000	5,137
Broward County FL Resource Recovery Rev. (Wheelabrator-South)	5.375%	12/1/2009	2,000	2,165
Broward County FL Resource Recovery Rev. (Wheelabrator-South)	5.375%	12/1/2010	21,330	22,910
Broward County FL School Board COP	5.75%	7/1/2005 (2)	5,445	5,653
Broward County FL School Board COP	5.25%	7/1/2020 (1)	4,155	4,422
Dade County FL School Board COP	5.375%	5/1/2006 (2)(Prere.)	4,775	5,106
Florida Board of Educ. Capital Outlay	6.50%	6/1/2005	5,000	5,206
Florida Board of Educ. Capital Outlay	6.00%	6/1/2006	6,605	7,080
Florida Board of Educ. Capital Outlay	5.00%	6/1/2008	5,000	5,404
Florida Board of Educ. Capital Outlay	5.25%	1/1/2010	15,775	17,084
Florida Board of Educ. Capital Outlay	6.00%	6/1/2011	4,530	5,161
Florida Board of Educ. Capital Outlay	5.25%	6/1/2013	3,845	4,265
Florida Board of Educ. Public Educ.	5.25%	6/1/2013 (4)	17,825	19,692
Florida Board of Educ. Public Educ.	5.375%	6/1/2013	6,820	7,567
Florida Board of Educ. Public Educ.	5.00%	6/1/2014	5,040	5,469
Florida Board of Educ. Rev. (Lottery Rev.)	5.25%	7/1/2010 (3)	5,800	6,312
Florida Board of Educ. Rev. (Lottery Rev.)	5.25%	7/1/2011 (3)	10,840	11,798
Florida Board of Educ. Rev. (Lottery Rev.)	5.25%	7/1/2012 (3)	11,410	12,418
Florida Board of Educ. Rev. (Lottery Rev.)	5.25%	7/1/2013 (3)	7,150	7,904
Florida Board of Educ. Rev. (Lottery Rev.)	5.50%	7/1/2013 (3)	7,860	8,822
Florida Board of Educ. Rev. (Lottery Rev.)	5.50%	7/1/2013 (2)	10,875	12,127
Florida Board of Educ. Rev. (Lottery Rev.)	5.00%	7/1/2014 (1)	6,000	6,524
Florida Board of Educ. Rev. (Lottery Rev.)	5.25%	7/1/2014 (3)	3,700	4,051
Florida Board of Educ. Rev. (Lottery Rev.)	5.00%	7/1/2015 (1)	10,240	11,054
Florida Board of Educ. Rev. (Lottery Rev.)	5.375%	7/1/2015 (3)	5,000	5,473
Florida Board of Educ. Rev. (Lottery Rev.)	5.375%	7/1/2017 (3)	6,000	6,552
Florida Dept. of Environmental Protection & Preservation Rev.	5.00%	7/1/2009 (4)	18,580	20,232
Florida Dept. of Environmental Protection & Preservation Rev.	5.00%	7/1/2009 (1)	14,330	15,604
Florida Dept. of Environmental Protection & Preservation Rev.	5.75%	7/1/2010 (3)	3,615	4,092
Florida Dept. of Environmental Protection & Preservation Rev.	5.375%	7/1/2013 (1)	7,645	8,516
Florida Dept. of Environmental Protection & Preservation Rev.	5.50%	7/1/2013 (4)	11,920	13,469
Florida Dept. of Transp.	5.25%	7/1/2015	4,000	4,320
Florida Division Board Financial Dept. of General Services Systems Rev. (Dept. of Environmental Protection)	6.00%	7/1/2012 (2)	11,500	13,344
Florida Muni. Power Agency Rev. (Stanton Project)	5.50%	10/1/2013 (4)	3,905	4,349
Florida Turnpike Auth. Rev.	5.25%	7/1/2011 (3)	2,185	2,378
Florida Turnpike Auth. Rev.	5.25%	7/1/2011 (4)	5,000	5,537
Florida Turnpike Auth. Rev.	5.00%	7/1/2016 (4)	10,000	10,744
Greater Orlando Aviation Auth. Orlando FL Airport Fac. Rev.	5.25%	10/1/2011 (3)	10,415	11,077
Hillsborough County FL Capital Improvement Project Rev. Criminal Justice Fac.	5.00%	8/1/2011 (3)	5,735	6,244
Hillsborough County FL School Board COP	5.50%	7/1/2014 (1)	4,370	4,916
Hillsborough County FL Util. Rev.	5.50%	8/1/2013 (2)	10,000	11,305
Jacksonville FL Sales Taxes Rev.	5.50%	10/1/2013 (3)	3,045	3,445
Lakeland FL Electric & Water Rev.	6.05%	10/1/2012 (4)	10,000	11,666
Lee County FL School Board COP	6.00%	8/1/2005 (4)	4,975	5,192
Miami-Dade County FL School Board COP	5.25%	8/1/2009 (2)	11,320	12,348
Miami-Dade County FL School Board COP	5.25%	8/1/2010 (2)	12,140	13,245
Orlando & Orange County FL Expressway Auth.	5.00%	7/1/2008 (2)	11,745	12,711
Orlando & Orange County FL Expressway Auth.	5.25%	7/1/2014 (2)	4,000	4,389
Orlando FL Util. Comm. Water & Electric Rev.	5.25%	10/1/2013	10,000	11,122
Orlando FL Util. Comm. Water & Electric Rev.	5.25%	10/1/2014	5,000	5,550
Palm Beach County FL School Board COP	6.00%	8/1/2006 (2)	6,480	6,979
Sunshine State Florida Govt. Financing Comm. Rev. VRDO	1.09%	8/6/2004 (2)	10,300	10,300
Tallahassee FL Health Fac. Rev. (Tallahassee Memorial Healthcare, Inc.)	6.25%	12/1/2020	10,000	10,046
Tampa FL Health System Rev. (Catholic Healthcare East)	5.25%	11/15/2011 (1)	3,000	3,271

				484,334

Georgia (3.7%)
Atlanta GA Airport Fac. Rev.	0.00%	1/1/2010 (1)	52,625	39,680
Atlanta GA Airport Fac. Rev.	6.00%	1/1/2011 (3)	7,000	7,776
Atlanta GA Airport Fac. Rev.	6.125%	1/1/2012 (3)	7,500	8,319
Atlanta GA Airport Fac. Rev.	6.25%	1/1/2014 (3)	5,000	5,604
Atlanta GA Airport Fac. Rev.	5.875%	1/1/2015 (3)	11,930	13,410
Atlanta GA Airport Fac. Rev.	5.875%	1/1/2016 (3)	5,000	5,620
Atlanta GA Water & Wastewater Rev.	5.50%	11/1/2010 (3)	10,000	11,195
Atlanta GA Water & Wastewater Rev.	5.50%	11/1/2011 (3)	10,000	11,220
Atlanta GA Water & Wastewater Rev. VRDO	1.10%	8/2/2004 (4)	6,200	6,200
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	4.45%	12/1/2008	37,375	39,001
Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.) VRDO	1.13%	8/2/2004 (2)	13,600	13,600
Fulton County GA COP	5.75%	11/1/2011 (2)	6,000	6,756
Fulton County GA COP	6.00%	11/1/2012 (2)	5,985	6,862
Fulton County GA COP	6.00%	11/1/2013 (2)	6,325	7,268
Fulton County GA COP	6.00%	11/1/2014 (2)	4,675	5,372
Fulton County GA School Dist. GO	6.375%	5/1/2010	15,000	17,057
Georgia GO	6.50%	7/1/2005	5,000	5,224
Georgia GO	7.25%	9/1/2005	3,630	3,848
Georgia GO	7.00%	11/1/2005	15,670	16,694
Georgia GO	6.25%	4/1/2006	12,200	13,055
Georgia GO	7.25%	9/1/2006	7,860	8,682
Georgia GO	7.00%	11/1/2006	16,780	18,555
Georgia GO	6.25%	8/1/2007	5,500	6,102
Georgia GO	6.75%	8/1/2007	6,100	6,846
Georgia GO	7.40%	8/1/2007	11,200	12,778
Georgia GO	7.00%	11/1/2007	17,960	20,427
Georgia GO	7.40%	8/1/2008	5,900	6,907
Georgia GO	7.10%	9/1/2009	7,900	9,357
Georgia GO	7.45%	1/1/2010	4,000	4,825
Georgia GO	6.25%	8/1/2010	7,800	9,049
Georgia GO	6.75%	9/1/2010	8,000	9,502
Georgia GO	5.70%	7/1/2011	4,470	5,087
Georgia GO	5.75%	9/1/2011	2,500	2,854
Georgia GO	5.40%	4/1/2013	7,525	8,454
Georgia Muni. Electric Power Auth. Rev.	6.30%	1/1/2005 (1)(ETM)	1,365	1,393
Georgia Muni. Electric Power Auth. Rev.	6.30%	1/1/2005 (1)	6,410	6,537
Georgia Road & Tollway Auth. Rev. (Governor's Transp. Choices)	5.375%	3/1/2014	9,385	10,364
Georgia Road & Tollway Auth. Rev. (Governor's Transp. Choices)	5.375%	3/1/2015	8,775	9,636
Georgia Road & Tollway Auth. Rev. (Governor's Transp. Choices)	5.375%	3/1/2016	9,000	9,875
Monroe County GA Dev. Auth. PCR (Oglethorpe Power Corp.)	6.65%	1/1/2008 (1)	9,220	10,358

				421,349

Hawaii (2.2%)
Hawaii Airport System Rev.	5.75%	7/1/2010 (3)	10,780	11,873
Hawaii Airport System Rev.	6.375%	7/1/2012 (3)	9,140	10,367
Hawaii Airport System Rev.	6.90%	7/1/2012 (ETM)	20,195	23,655
Hawaii Airport System Rev.	5.75%	7/1/2013 (3)	23,000	25,034
Hawaii Airport System Rev.	5.75%	7/1/2014 (3)	12,510	13,760
Hawaii Airport System Rev.	5.75%	7/1/2015 (3)	19,450	21,353
Hawaii GO	6.40%	3/1/2007	5,555	6,102
Hawaii GO	6.00%	12/1/2009 (3)	3,550	4,034
Hawaii GO	5.875%	10/1/2010 (1)(Prere.)	2,000	2,288
Hawaii GO	6.00%	11/1/2010 (4)	10,000	11,469
Hawaii GO	5.75%	10/1/2011 (1)	2,210	2,491
Hawaii GO	5.375%	8/1/2012 (3)	14,490	16,028
Hawaii GO	5.375%	8/1/2012 (3)	14,200	15,707
Hawaii GO	5.625%	9/1/2012 (4)	5,000	5,576
Hawaii GO	5.75%	10/1/2012 (1)	2,130	2,397
Hawaii GO	5.375%	8/1/2013 (3)	16,595	18,297
Hawaii GO	5.375%	8/1/2013 (3)	14,700	16,207
Hawaii GO	5.375%	8/1/2014 (3)	11,650	12,809
Hawaii GO	5.375%	8/1/2014 (3)	17,985	19,774
Hawaii GO	5.75%	2/1/2015 (4)	5,000	5,717
Honolulu HI City & County GO	5.75%	1/1/2006	10	11
Honolulu HI City & County GO	6.00%	1/1/2008	5	6
Honolulu HI City & County GO	8.00%	10/1/2009 (ETM)	3,620	4,459
Honolulu HI City & County GO	5.125%	7/1/2011 (3)	5,000	5,420

				254,834

Illinois (4.7%)
Chicago IL (City Colleges Improvement) GO	0.00%	1/1/2012 (3)	26,000	19,045
Chicago IL (City Colleges Improvement) GO	0.00%	1/1/2013 (3)	32,670	22,602
Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/2013	5,540	5,978
Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/2014	13,425	14,370
Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/2015	7,150	7,607
Chicago IL Housing Auth. Capital Project Rev.	5.375%	7/1/2017	15,715	16,633
Chicago IL Metro. Water Reclamation Dist. GO	6.25%	12/1/2005 (Prere.)	15,000	15,904
Chicago IL Metro. Water Reclamation Dist. GO	5.90%	12/1/2006	4,450	4,819
Chicago IL Metro. Water Reclamation Dist. GO	6.10%	12/1/2006	5,300	5,568
Chicago IL Metro. Water Reclamation Dist. GO	6.05%	12/1/2009	3,000	3,406
Chicago IL O'Hare International Airport Rev.	5.50%	1/1/2009 (2)	15,890	17,194
Chicago IL O'Hare International Airport Rev.	5.50%	1/1/2014 (2)	13,540	14,462
Chicago IL O'Hare International Airport Special Fac. Rev. (United Airlines) PUT	5.80%	5/1/2007 **	63,000	17,246
Chicago IL Water Rev.	5.50%	11/1/2011 (2) (Prere.)	3,595	3,998
Chicago IL Water Rev.	5.50%	11/1/2011 (2) (Prere.)	3,200	3,558
Chicago IL Water Rev.	5.50%	11/1/2011 (2) (Prere)	4,035	4,447
Chicago IL Water Rev.	5.50%	11/1/2011 (2) (Prere.)	2,000	2,198
Chicago IL Water Rev.	0.00%	11/1/2014 (2)	7,460	4,708
Chicago IL Water Rev.	0.00%	11/1/2015 (2)	7,555	4,484
Illinois Dev. Finance Auth. PCR (Commonwealth Edison) PUT	4.40%	12/1/2006 (2)	25,000	26,117
Illinois Dev. Finance Auth. Solid Waste Disp. Rev. (Waste Management)	5.85%	2/1/2007	10,000	10,535
Illinois Dev. Finance Auth. Solid Waste Disp. Rev. (Waste Management)	5.05%	1/1/2010	9,750	10,014
Illinois GO	5.00%	10/1/2010	9,000	9,792
Illinois GO	5.375%	7/1/2012 (1)(Prere.)	5,500	6,157
Illinois GO	5.25%	10/1/2012	14,000	15,450
Illinois GO	5.50%	8/1/2013 (1)	14,005	15,741
Illinois GO	5.25%	10/1/2013	46,130	50,852
Illinois GO	5.375%	7/1/2014 (1)	5,000	5,494
Illinois GO	5.25%	10/1/2014	40,000	43,746
Illinois GO	5.50%	8/1/2017 (1)	7,500	8,263
Illinois GO	5.50%	8/1/2018 (1)	6,000	6,579
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)	5.25%	6/1/2010 (1)	5,000	5,426
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)	5.25%	6/1/2011 (1)	4,000	4,315
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)	5.25%	6/1/2012 (1)	4,280	4,617
Illinois Health Fac. Auth. Rev. (OSF Healthcare System) VRDO	1.11%	8/2/2004 LOC	7,000	7,000
Illinois Regional Transp. Auth. Rev.	9.00%	6/1/2005 (2)	4,500	4,772
Illinois Regional Transp. Auth. Rev.	9.00%	6/1/2005 (2)	720	764
Illinois Regional Transp. Auth. Rev.	9.00%	6/1/2008 (2)	945	1,150
Illinois Regional Transp. Auth. Rev.	9.00%	6/1/2008 (2)	5,895	7,174
Illinois Regional Transp. Auth. Rev.	9.00%	6/1/2009 (2)	3,225	4,052
Illinois Regional Transp. Auth. Rev.	9.00%	6/1/2009 (2)	1,030	1,294
Illinois Sales Tax Rev.	6.125%	6/15/2010 (Prere.)	4,250	4,902
Illinois Sales Tax Rev.	6.50%	6/15/2013	5,000	5,825
Illinois Sales Tax Rev.	6.125%	6/15/2014	6,850	7,818
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	7.25%	6/15/2005 (2)(ETM)	6,225	6,535
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	7.25%	6/15/2005 (2)(ETM)	6,395	6,712
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	7.25%	6/15/2005 (2)(ETM)	2,105	2,209
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	7.25%	6/15/2005 (2)	275	288
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	6.75%	6/1/2010 (2)	25,000	29,211
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.00%	12/15/2016 (1)	8,330	4,643
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.00%	6/15/2019 (3)	39,340	18,816
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.00%	12/15/2039 (1)	60,945	8,176
Univ. of Illinois Univ. Rev. Auxiliary Fac.	0.00%	4/1/2016 (1)	15,270	8,799

				541,465

Indiana
Indiana Muni. Power Agency Rev.	5.875%	1/1/2010 (1)	4,500	5,066

Kentucky (1.4%)
Kentucky Property & Building Comm. Rev.	5.25%	11/1/2005 (Prere.)	2,500	2,660
Kentucky Property & Building Comm. Rev.	5.75%	10/1/2010 (Prere.)	6,135	6,979
Kentucky Property & Building Comm. Rev.	5.75%	10/1/2010 (Prere.)	3,500	3,981
Kentucky Property & Building Comm. Rev.	5.375%	10/1/2011 (1)(Prere.)	5,000	5,601
Kentucky Property & Building Comm. Rev.	5.50%	8/1/2012 (4)	10,000	11,239
Kentucky Property & Building Comm. Rev.	5.25%	8/1/2013 (4)	39,355	43,022
Kentucky Property & Building Comm. Rev.	5.25%	8/1/2015 (4)	25,205	27,241
Kentucky Property & Building Comm. Rev.	5.00%	10/1/2017 (2)	15,000	16,283
Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.50%	7/1/2007 (4)	4,315	4,686
Louisville & Jefferson County KY Metro. Sewer Dist. VRDO	1.08%	8/6/2004 (4)	31,695	31,695
Louisville & Jefferson County KY Regional Airport Auth. Airport System Rev.	5.75%	7/1/2012 (4)	4,495	4,946
Louisville & Jefferson County KY Regional Airport Auth. Airport System Rev.	5.75%	7/1/2013 (4)	4,755	5,211

				163,544

Louisiana (0.9%)
Louisiana GO	7.75%	8/1/2006 (1)	10,970	12,180
Louisiana GO	5.25%	4/15/2011 (4)	11,395	12,385
Louisiana GO	5.50%	5/15/2012 (3)	12,660	14,081
Louisiana GO	5.75%	11/15/2012 (3)	17,865	20,136
Louisiana GO	5.50%	5/15/2013 (3)	5,345	5,928
Louisiana GO	5.75%	11/15/2013 (3)	18,825	21,218
Louisiana GO	5.75%	11/15/2014 (3)	8,500	9,580
Louisiana Public Fac. Auth. Hosp. Rev. (Franciscan Missionaries)	5.375%	7/1/2011 (1)	4,990	5,421

				100,929

Maryland (0.7%)
Maryland GO	5.50%	7/15/2009	16,490	18,415
Maryland GO	5.00%	8/1/2013	5,000	5,495
Maryland GO	5.50%	7/15/2014	18,390	20,937
Maryland GO	5.50%	3/1/2016	8,035	9,160
Maryland Health & Higher Educ. Fac. Auth. Rev. (Lifebridge Health)	5.00%	7/1/2015	3,915	4,096
Maryland Health & Higher Educ. Fac. Auth. Rev. (Lifebridge Health)	5.00%	7/1/2016	2,980	3,096
Maryland Health & Higher Educ. Fac. Auth. Rev. (Univ. of Maryland Medical System)	6.625%	7/1/2020	4,000	4,475
Washington Suburban Sanitation Dist. Maryland Water Supply GO	5.00%	6/1/2013	4,165	4,575
Washington Suburban Sanitation Dist. Maryland Water Supply GO	5.00%	6/1/2013	7,800	8,568

				78,817

Massachusetts (7.0%)
Boston MA Water & Sewer Comm. Rev.	5.75%	11/1/2013	5,785	6,507
Chelsea MA GO	5.50%	6/15/2009 (2)	3,000	3,338
Chelsea MA GO	5.50%	6/15/2011 (2)	5,000	5,493
Chelsea MA GO	5.50%	6/15/2012 (2)	5,000	5,493
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/2013 (1)	16,670	18,598
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/2014 (1)	7,340	8,104
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/2015 (1)	8,310	9,130
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.625%	1/1/2016 (1)	3,500	3,838
Massachusetts Dev. Finance Agency Rev. (Smith College) VRDO	1.08%	8/6/2004	2,700	2,700
Massachusetts GAN	5.125%	6/15/2010	10,755	11,647
Massachusetts GAN	5.25%	6/15/2010	23,675	25,795
Massachusetts GAN	5.125%	12/15/2010	5,000	5,419
Massachusetts GAN	5.25%	12/15/2010	26,275	28,404
Massachusetts GAN	5.125%	6/15/2011	8,555	9,251
Massachusetts GAN	5.25%	6/15/2011	15,000	16,216
Massachusetts GAN	5.25%	12/15/2011	14,820	16,021
Massachusetts GAN	5.75%	12/15/2011	20,000	22,507
Massachusetts GAN	5.75%	6/15/2012	11,280	12,674
Massachusetts GAN	5.125%	12/15/2012	5,000	5,413
Massachusetts GAN	5.125%	6/15/2013	5,000	5,399
Massachusetts GAN	5.75%	6/15/2013	10,000	11,259
Massachusetts GO	5.125%	11/1/2006 (Prere.)	10,500	11,270
Massachusetts GO	6.00%	2/1/2010 (Prere.)	5,450	6,211
Massachusetts GO	5.75%	6/1/2010 (Prere.)	10,000	11,334
Massachusetts GO	5.50%	11/1/2016	25,000	27,959
Massachusetts GO	5.50%	11/1/2016 (1)	75,000	84,720
Massachusetts GO	5.50%	11/1/2016 (2)	50,000	56,480
Massachusetts GO	5.50%	11/1/2017 (4)	7,000	7,917
Massachusetts GO	5.50%	11/1/2017 (1)	20,000	22,620
Massachusetts GO	5.50%	10/1/2018	10,000	11,184
Massachusetts GO	5.25%	8/1/2021	10,000	10,835
Massachusetts GO	5.25%	8/1/2021 (2)	19,985	21,928
Massachusetts GO	5.25%	8/1/2022	20,000	21,554
Massachusetts GO	5.25%	8/1/2023	20,000	21,398
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.25%	7/1/2009 (1)	4,215	4,558
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.25%	7/1/2010 (1)	4,440	4,824
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.25%	7/1/2011 (1)	4,670	5,039
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.25%	7/1/2012 (1)	1,850	1,996
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	6.50%	7/1/2012	10,000	10,896
Massachusetts Ind. Finance Agency Resource Recovery Rev. (Refusetech Inc.)	6.30%	7/1/2005	14,780	14,953
Massachusetts Ind. Finance Agency Rev. (BioMed Research Corp.)	0.00%	8/1/2004	9,480	9,480
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.25%	7/1/2012 (1)	22,865	25,163
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.25%	7/1/2013 (1)	20,000	21,935
Massachusetts Port Auth. Special Fac. Rev. (Delta Airlines Inc.)	5.50%	1/1/2012 (2)	7,000	7,424
Massachusetts Port Auth. Special Fac. Rev. (Delta Airlines Inc.)	5.50%	1/1/2013 (2)	6,730	7,094
Massachusetts Port Auth. Special Fac. Rev. (Delta Airlines Inc.)	5.50%	1/1/2014 (2)	3,540	3,711
Massachusetts Special Obligation Dedicated Tax Rev.	5.25%	1/1/2019 (3)	5,000	5,512
Massachusetts Special Obligation Dedicated Tax Rev.	5.25%	1/1/2021 (3)	8,685	9,235
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/2009	3,000	3,257
Massachusetts Water Pollution Abatement Trust	6.00%	8/1/2010	5,000	5,681
Massachusetts Water Pollution Abatement Trust	5.25%	8/1/2011	830	906
Massachusetts Water Pollution Abatement Trust	5.25%	8/1/2011 (ETM)	6,475	7,187
Massachusetts Water Pollution Abatement Trust	6.00%	8/1/2011	4,150	4,705
Massachusetts Water Pollution Abatement Trust	5.25%	8/1/2012	295	322
Massachusetts Water Pollution Abatement Trust	6.00%	8/1/2012	6,455	7,318
Massachusetts Water Pollution Abatement Trust	6.00%	8/1/2013	5,000	5,669
Massachusetts Water Pollution Abatement Trust	5.125%	8/1/2014	2,500	2,709
Massachusetts Water Resources Auth. Rev.	6.50%	7/15/2010	30,220	35,280
Massachusetts Water Resources Auth. Rev.	6.50%	7/15/2019	37,515	44,849
Massachusetts Water Resources Auth. Rev. VRDO	1.09%	8/6/2004 (2)	3,000	3,000

				801,319

Michigan (2.7%)
Detroit MI Sewer System Rev.	5.25%	7/1/2005 (1)(Prere.)	4,000	4,174
Detroit MI Sewer System Rev.	0.00%	7/1/2016 (3)	7,500	4,301
Detroit MI Sewer System Rev. VRDO	1.09%	8/6/2004 (3)	10,900	10,900
Detroit MI Water Supply System VRDO	1.08%	8/6/2004 (3)	2,295	2,295
Greater Detroit MI Resource Recovery Auth.	6.25%	12/13/2006 (2)	10,175	11,097
Greater Detroit MI Resource Recovery Auth.	6.25%	12/13/2006 (2)	13,500	14,724
Greater Detroit MI Resource Recovery Auth.	6.25%	12/13/2007 (2)	6,070	6,760
Greater Detroit MI Resource Recovery Auth.	6.25%	12/13/2007 (2)	5,000	5,568
Michigan Building Auth. Rev.	5.375%	10/15/2007 (Prere.)	5,880	6,462
Michigan Building Auth. Rev.	6.00%	10/15/2007 (ETM)	9,000	9,980
Michigan Building Auth. Rev.	5.50%	10/15/2012	8,440	9,380
Michigan Building Auth. Rev.	5.50%	10/15/2012	6,695	7,440
Michigan Building Auth. Rev.	5.25%	10/15/2013	2,500	2,726
Michigan Building Auth. Rev.	5.25%	10/15/2013 (4)	12,000	13,298
Michigan Building Auth. Rev.	5.50%	10/15/2013	6,010	6,682
Michigan Building Auth. Rev.	5.50%	10/15/2013	6,000	6,671
Michigan Building Auth. Rev.	5.25%	10/15/2014 (4)	15,000	16,482
Michigan Building Auth. Rev.	5.50%	10/15/2014	10,000	11,114
Michigan Building Auth. Rev.	5.25%	10/15/2015 (4)	22,445	24,479
Michigan Building Auth. Rev.	5.50%	10/15/2015	5,000	5,508
Michigan Building Auth. Rev.	5.25%	10/15/2016 (4)	9,000	9,787
Michigan GO	5.50%	11/1/2009 (Prere.)	5,120	5,717
Michigan GO	5.50%	11/1/2009 (Prere.)	5,395	6,024
Michigan GO	5.50%	12/1/2013	6,125	6,940
Michigan Hosp. Finance Auth. Rev. (Genesys Regional Medical Center)	5.50%	10/1/2006 (ETM)	3,340	3,583
Michigan Hosp. Finance Auth. Rev. (Genesys Regional Medical Center)	5.50%	10/1/2007 (ETM)	3,910	4,266
Michigan Hosp. Finance Auth. Rev. (Genesys Regional Medical Center)	5.30%	10/1/2011 (ETM)	10,840	11,874
Michigan Hosp. Finance Auth. Rev. (Genesys Regional Medical Center)	5.375%	10/1/2013 (ETM)	4,000	4,396
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.75%	10/1/2010 (Prere.)	10,390	11,916
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.875%	10/1/2010 (Prere.)	7,680	8,861
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.875%	10/1/2010 (Prere.)	10,740	12,392
Univ. of Michigan Hosp. Rev. VRDO	1.10%	8/2/2004	3,300	3,300
Wayne Charter County MI Airport Rev.	5.25%	12/1/2010 (1)	12,000	12,752
Wayne Charter County MI Airport Rev.	5.25%	12/1/2011 (1)	10,845	11,570
Wayne Charter County MI Airport Rev.	5.25%	12/1/2012 (1)	15,270	16,262

				309,681

Minnesota (0.4%)
Minnesota GO	5.00%	8/1/2008	12,965	14,067
Northern Minnesota Muni. Power Agency Electric System Rev.	5.25%	1/1/2012 (4)	6,000	6,546
Western Minnesota Muni. Power Agency	5.375%	1/1/2008 (2)	5,645	5,999
Western Minnesota Muni. Power Agency	5.50%	1/1/2010 (2)	14,045	14,978

				41,590

Mississippi (1.0%)
Mississippi GO	5.25%	5/1/2005 (Prere.)	5,805	5,968
Mississippi GO	7.00%	5/1/2005	4,840	5,038
Mississippi GO	6.50%	9/1/2006	5,125	5,585
Mississippi GO	6.00%	12/1/2006	6,380	6,934
Mississippi GO	6.00%	11/1/2009 (Prere.)	9,225	10,523
Mississippi GO	6.00%	11/1/2009 (Prere.)	9,725	11,094
Mississippi GO	5.75%	11/1/2010 (Prere.)	7,860	8,946
Mississippi GO	5.75%	11/1/2010 (Prere.)	4,665	5,309
Mississippi GO	5.75%	11/1/2010 (Prere.)	4,825	5,491
Mississippi GO	5.75%	11/1/2010 (Prere.)	5,540	6,305
Mississippi GO	5.75%	11/1/2010 (Prere.)	5,205	5,924
Mississippi GO	5.25%	12/1/2010	8,800	9,757
Mississippi GO	5.75%	12/1/2011	6,000	6,849
Mississippi GO	5.50%	9/1/2012 (4)	5,000	5,640
Mississippi GO	5.50%	12/1/2016	8,435	9,560
Mississippi GO	5.50%	12/1/2017	4,000	4,540

				113,463

Missouri (0.7%)
Missouri Board Public Building Special Obligation Rev.	5.25%	10/15/2009	10,640	11,724
Missouri Environmental Improvement & Energy Resource Auth. Water PCR	5.50%	7/1/2012	4,190	4,731
Missouri Environmental Improvement & Energy Resource Auth. Water PCR	5.50%	7/1/2013	5,250	5,937
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Episcopal - Presbyterian Hosp.)	5.50%	12/1/2012 (4)	3,365	3,721
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Episcopal - Presbyterian Hosp.)	5.50%	12/1/2013 (4)	3,580	3,927
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Episcopal - Presbyterian Hosp.)	5.50%	12/1/2014 (4)	3,780	4,121
Missouri Highways & Transp. Comm. Road Rev.	5.625%	2/1/2012	5,000	5,586
Missouri Highways & Transp. Comm. Road Rev.	5.625%	2/1/2013	3,000	3,351
Missouri Highways & Transp. Comm. Road Rev.	5.625%	2/1/2014	3,430	3,821
Missouri Highways & Transp. Comm. Road Rev.	5.625%	2/1/2016	2,000	2,196
Missouri Highways & Transp. Comm. Road Rev.	5.25%	2/1/2017	11,410	12,255
St. Louis MO Airport Rev. Airport Dev. Program	5.625%	7/1/2013 (1)	11,560	12,781
St. Louis MO Airport Rev. Airport Dev. Program	5.625%	7/1/2014 (1)	10,260	11,256

				85,407

Montana (0.1%)
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.25%	12/1/2009 (1)	3,330	3,590
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.25%	12/1/2010 (1)	2,445	2,647
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.25%	12/1/2011 (1)	4,980	5,369
Montana Health Fac. Auth. Rev. (Sisters of Charity Health System)	5.25%	12/1/2012 (1)	2,725	2,938

				14,544

Nebraska (0.9%)
Nebraska Public Power Dist. Rev.	5.25%	1/1/2010 (1)	26,500	28,699
Nebraska Public Power Dist. Rev.	5.25%	1/1/2011 (1)	10,000	10,830
Nebraska Public Power Dist. Rev.	5.25%	1/1/2012 (1)	5,000	5,415
Nebraska Public Power Dist. Rev.	5.25%	1/1/2013 (1)	51,565	55,843
Omaha NE Public Power Dist. Electric Rev.	5.50%	2/1/2007	5,000	5,381

				106,168

Nevada (2.5%)
Clark County NV Airport Improvement Rev.	5.375%	7/1/2010 (1)	8,470	9,190
Clark County NV Airport Improvement Rev.	5.25%	7/1/2012 (1)	4,225	4,543
Clark County NV GO	7.50%	6/1/2006 (2)	3,575	3,921
Clark County NV GO	5.50%	12/1/2006 (3)(Prere.)	6,365	6,921
Clark County NV GO	5.60%	12/1/2006 (3)(Prere.)	7,175	7,818
Clark County NV GO	5.625%	12/1/2006 (3)(Prere.)	7,450	8,122
Clark County NV GO	7.50%	6/1/2007 (2)	4,630	5,256
Clark County NV GO	7.50%	6/1/2007 (2)	4,920	5,585
Clark County NV GO	8.00%	6/1/2008 (2)	5,285	6,252
Clark County NV GO	8.00%	6/1/2008 (2)	4,590	5,429
Clark County NV GO	7.50%	6/1/2009 (2)	5,710	6,809
Clark County NV GO	7.50%	6/1/2009 (2)	1,115	1,330
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.375%	7/1/2010 (1)	6,435	6,982
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.375%	7/1/2011 (1)	9,445	10,232
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	5.375%	7/1/2012 (1)	8,295	8,995
Clark County NV School Dist. GO	5.70%	6/15/2005 (1)(Prere.)	10,825	11,323
Clark County NV School Dist. GO	5.875%	6/15/2005 (1)(Prere.)	9,275	9,716
Clark County NV School Dist. GO	5.875%	6/15/2005 (1)(Prere.)	14,485	15,173
Clark County NV School Dist. GO	5.60%	6/15/2006 (3)(Prere.)	9,640	10,382
Clark County NV School Dist. GO	5.90%	6/15/2006 (3)(Prere.)	10,000	10,825
Clark County NV School Dist. GO	5.50%	6/15/2007 (3)(Prere.)	16,325	17,897
Clark County NV School Dist. GO	5.625%	6/15/2007 (3)(Prere.)	10,000	10,998
Clark County NV School Dist. GO	5.375%	6/15/2016 (1)	28,385	30,922
Clark County NV School Dist. GO	5.375%	6/15/2017 (1)	29,765	32,348
Las Vegas NV Convention & Visitors Auth.	6.00%	7/1/2011 (2)	10,000	11,326
Las Vegas NV Convention & Visitors Auth.	6.00%	7/1/2012 (2)	5,000	5,663
Las Vegas NV Convention & Visitors Auth.	6.00%	7/1/2014 (2)	4,500	5,097
Nevada GO	6.00%	5/15/2010	6,680	7,588
Nevada GO	5.25%	5/15/2011	6,000	6,476
Truckee Meadows NV Water Auth. Rev.	5.50%	7/1/2012 (4)	5,335	5,921
Truckee Meadows NV Water Auth. Rev.	5.50%	7/1/2013 (4)	4,790	5,317

				294,357

New Hampshire (0.5%)
New Hampshire Business Finance Auth. PCR (Public Service Co. of New Hampshire)	6.00%	5/1/2021 (2)	21,600	22,879
New Hampshire Business Finance Auth. PCR (Public Service Co. of New Hampshire)	6.00%	5/1/2021	25,800	26,833
New Hampshire IDA	5.90%	8/1/2018	7,000	7,306

				57,018

New Jersey (6.1%)
Essex County NJ Solid Waste Util. Auth.	5.50%	4/1/2006 (4)(Prere.)	3,000	3,235
Gloucester County NJ Improvement Auth. Solid Waste Resource Rev. PUT	6.85%	12/1/2009	4,000	4,506
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.	5.00%	7/1/2008 (1)	17,000	18,398
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.	5.00%	7/1/2010 (1)	26,045	28,422
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.50%	5/1/2008 (4)	10,520	11,542
New Jersey GO	6.00%	7/15/2006	3,300	3,548
New Jersey GO	5.50%	8/1/2011	3,500	3,923
New Jersey GO	5.25%	7/1/2014 (4)	25,000	27,645
New Jersey GO	5.25%	7/1/2015 (4)	50,000	55,391
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.25%	7/1/2010 (1)	8,050	8,750
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.25%	7/1/2011 (1)	8,230	8,939
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.25%	7/1/2012 (1)	2,000	2,156
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.25%	7/1/2014 (1)	2,850	3,055
New Jersey Sports & Exposition Auth. Rev. VRDO	1.02%	8/6/2004 (1)	100	100
New Jersey Sports & Exposition Auth. Rev. VRDO	1.08%	8/6/2004 (1)	3,500	3,500
New Jersey Transp. Corp. COP	5.50%	9/15/2007 (2)	14,000	15,173
New Jersey Transp. Corp. COP	5.50%	9/15/2010 (2)	12,500	13,903
New Jersey Transp. Corp. COP	5.75%	9/15/2010 (2)(Prere.)	25,000	28,429
New Jersey Transp. Corp. COP	5.75%	9/15/2010 (2)(Prere.)	28,470	32,374
New Jersey Transp. Corp. COP	5.75%	9/15/2010 (2)	15,000	16,607
New Jersey Transp. Corp. COP	5.50%	9/15/2011 (2)	45,000	50,177
New Jersey Transp. Trust Fund Auth. Rev.	5.50%	6/15/2005 (1)(Prere.)	990	1,044
New Jersey Transp. Trust Fund Auth. Rev.	6.00%	6/15/2005 (2)	11,310	11,748
New Jersey Transp. Trust Fund Auth. Rev.	6.50%	6/15/2005 (2)	5,000	5,215
New Jersey Transp. Trust Fund Auth. Rev.	6.00%	6/15/2007 (Prere.)	37,000	41,421
New Jersey Transp. Trust Fund Auth. Rev.	6.00%	6/15/2008	34,660	38,204
New Jersey Transp. Trust Fund Auth. Rev.	6.50%	6/15/2011 (1)(ETM)	7,510	8,899
New Jersey Transp. Trust Fund Auth. Rev.	6.50%	6/15/2011 (1)	12,490	14,715
New Jersey Transp. Trust Fund Auth. Rev.	6.00%	12/15/2011 (1)(Prere.)	19,720	22,930
New Jersey Transp. Trust Fund Auth. Rev.	6.00%	12/15/2011 (1)(Prere.)	30,000	34,883
New Jersey Transp. Trust Fund Auth. Rev.	6.00%	12/15/2011 (1)(Prere.)	20,000	23,255
New Jersey Transp. Trust Fund Auth. Rev.	7.00%	6/15/2012 (1)(ETM)	7,510	9,217
New Jersey Transp. Trust Fund Auth. Rev.	7.00%	6/15/2012 (1)	12,490	15,268
New Jersey Transp. Trust Fund Auth. Rev.	6.00%	12/15/2014 (1)	10,280	11,776
New Jersey Turnpike Auth. Rev.	4.75%	1/1/2006 (ETM)	1,695	1,714
New Jersey Turnpike Auth. Rev.	6.50%	1/1/2009 (2)(ETM)	50,000	57,325
New Jersey Turnpike Auth. Rev.	5.625%	1/1/2010 (1)(Prere.)	12,775	14,318
New Jersey Turnpike Auth. Rev.	5.75%	1/1/2010 (1)	27,745	31,195
New Jersey Turnpike Auth. Rev.	5.75%	1/1/2010 (1)(ETM)	7,475	8,424
New Jersey Turnpike Auth. Rev.	5.625%	1/1/2015 (1)	3,440	3,769
Rutgers State Univ. New Jersey	6.40%	5/1/2013	4,675	5,441

				700,534

New Mexico (0.5%)
New Mexico Finance Auth. Transp. Rev.	5.25%	6/15/2021 (1)	28,000	29,819
New Mexico Highway Comm. Tax Rev.	5.75%	6/15/2010 (Prere.)	16,310	18,506
New Mexico Highway Comm. Tax Rev.	6.00%	6/15/2010 (Prere.)	12,780	14,670

				62,995

New York (9.5%)
Long Island NY Power Auth. Electric System Rev.	5.50%	12/1/2009 (2)	6,000	6,672
Long Island NY Power Auth. Electric System Rev.	5.125%	4/1/2012 (1)	25,195	27,240
Long Island NY Power Auth. Electric System Rev.	5.25%	6/1/2012	40,505	43,758
Metro. New York Transp. Auth. Rev. (Commuter Fac.)	5.00%	1/1/2012 (1)(Prere.)	8,100	8,871
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	5.50%	10/1/2010 (1)(Prere.)	4,500	5,070
Metro. New York Transp. Auth. Rev. (Service Contract)	0.00%	7/1/2011 (ETM)	21,200	16,506
Metro. New York Transp. Auth. Rev. (Transit Rev.)	7.00%	7/1/2009 (2)(ETM)	10,000	11,376
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.125%	1/1/2012 (4)(Prere.)	5,030	5,553
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.125%	1/1/2012 (4)(Prere.)	3,290	3,632
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.50%	11/15/2012 (1)	5,530	6,239
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.50%	11/15/2015 (2)	45,130	49,931
Metro. New York Transp. Auth. Rev. (Transp. Fac.)	5.25%	7/1/2009 (4)(ETM)	20,000	22,086
Metro. New York Transp. Auth. Rev. (Transp. Fac.)	5.25%	7/1/2010 (4)(ETM)	2,575	2,817
Muni. Assistance Corp. for New York City NY	6.25%	7/1/2005	5,000	5,217
Muni. Assistance Corp. for New York City NY	6.00%	7/1/2006	7,000	7,527
Muni. Assistance Corp. for New York City NY	5.00%	7/1/2008	10,000	10,854
Muni. Assistance Corp. for New York City NY	6.00%	7/1/2008	10,000	11,125
New York City NY GO	7.00%	8/1/2005	6,500	6,835
New York City NY GO	8.00%	4/1/2006 (2)	5,955	6,525
New York City NY GO	5.70%	8/1/2007	9,800	10,520
New York City NY GO	5.90%	8/1/2009	6,125	6,508
New York City NY GO	5.25%	8/1/2010	27,000	29,355
New York City NY GO	5.90%	8/1/2010	4,750	5,020
New York City NY GO	5.25%	8/1/2011	30,000	32,541
New York City NY GO	6.00%	8/1/2011	5,600	6,048
New York City NY GO	6.00%	8/1/2012	4,000	4,320
New York City NY GO	5.875%	8/15/2012 (3)	7,000	7,594
New York City NY GO	5.25%	8/1/2013	18,015	19,543
New York City NY GO	5.75%	8/1/2013 (2)	8,500	9,599
New York City NY GO	5.75%	8/1/2015 (2)	38,000	42,406
New York City NY GO VRDO	1.10%	8/6/2004 LOC	14,000	14,000
New York City NY IDA (USTA National Tennis Center)	6.375%	11/15/2007 (4)	6,200	6,411
New York City NY IDA (USTA National Tennis Center)	6.40%	11/15/2008 (4)	4,105	4,245
New York City NY IDA (USTA National Tennis Center)	6.50%	11/15/2009 (4)	6,745	6,977
New York City NY IDA (USTA National Tennis Center)	6.50%	11/15/2010 (4)	3,500	3,620
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.375%	6/15/2019	7,500	8,065
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	1.09%	8/2/2004 (3)	10,000	10,000
New York City NY Transitional Finance Auth. Rev.	5.00%	5/15/2008 (Prere.)	6,375	6,966
New York City NY Transitional Finance Auth. Rev.	5.00%	5/15/2008 (Prere.)	3,550	3,879
New York City NY Transitional Finance Auth. Rev.	5.50%	5/15/2008 (Prere.)	2,000	2,221
New York City NY Transitional Finance Auth. Rev.	5.125%	5/1/2009 (Prere.)	7,570	8,369
New York City NY Transitional Finance Auth. Rev.	5.75%	8/15/2009 (3)(Prere.)	14,740	16,766
New York City NY Transitional Finance Auth. Rev.	5.50%	2/15/2010 (Prere.)	3,500	3,943
New York City NY Transitional Finance Auth. Rev.	5.75%	2/15/2010 (Prere.)	4,365	4,972
New York City NY Transitional Finance Auth. Rev.	5.125%	11/1/2011	7,245	7,809
New York City NY Transitional Finance Auth. Rev.	5.25%	11/15/2011	12,585	13,665
New York City NY Transitional Finance Auth. Rev.	5.50%	2/15/2012	5,945	6,530
New York City NY Transitional Finance Auth. Rev.	5.125%	11/1/2012	4,000	4,306
New York City NY Transitional Finance Auth. Rev.	5.875%	11/1/2012	6,000	6,799
New York City NY Transitional Finance Auth. Rev.	5.25%	11/15/2012	5,000	5,426
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/2013	14,000	15,338
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/2014	5,000	5,429
New York City NY Transitional Finance Auth. Rev.	5.75%	2/15/2014	5,960	6,695
New York City NY Transitional Finance Auth. Rev.	5.125%	11/15/2014 (3)	5,195	5,606
New York City NY Transitional Finance Auth. Rev.	5.25%	8/1/2018 (2)	5,000	5,350
New York City NY Transitional Finance Auth. Rev. Future Tax	5.25%	5/1/2009 (Prere.)	70	78
New York City NY Transitional Finance Auth. Rev. Future Tax	5.00%	5/15/2009 (Prere.)	315	347
New York City NY Transitional Finance Auth. Rev. Future Tax	5.00%	11/15/2010	9,685	10,448
New York City NY Transitional Finance Auth. Rev. Future Tax	5.25%	5/1/2012	3,405	3,691
New York City NY Transitional Finance Auth. Rev. VRDO	1.09%	8/2/2004	5,900	5,900
New York City NY Transitional Finance Auth. Rev. VRDO	1.09%	8/2/2004	10,000	10,000
New York City NY Transitional Finance Auth. Rev. VRDO	1.09%	8/6/2004	1,800	1,800
New York City NY Transitional Finance Auth. Rev. VRDO	1.10%	8/6/2004	500	500
New York State Dormitory Auth. Rev. (City Univ.)	6.45%	7/1/2005 (ETM)	1,500	1,567
New York State Dormitory Auth. Rev. (City Univ.)	5.50%	7/1/2013 (1)	4,090	4,540
New York State Dormitory Auth. Rev. (City Univ.)	5.75%	7/1/2013 (1)	11,500	13,192
New York State Dormitory Auth. Rev. (City Univ.)	5.75%	7/1/2013 (1)	14,645	16,617
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.25%	7/1/2011	4,160	4,634
New York State Dormitory Auth. Rev. (Jewish Medical Center)	5.25%	7/1/2010 (1)	4,000	4,346
New York State Dormitory Auth. Rev. (Mental Health Services)	5.25%	8/15/2008 (1)(Prere.)	5	6
New York State Dormitory Auth. Rev. (Mental Health Services)	5.25%	2/15/2011 (1)	7,365	7,937
New York State Dormitory Auth. Rev. (Second Hosp.)	5.00%	2/15/2010 (4)	4,500	4,831
New York State Dormitory Auth. Rev. (Second Hosp.)	5.10%	2/15/2011 (2)	6,000	6,472
New York State Dormitory Auth. Rev. (Second Hosp.)	5.10%	2/15/2011 (4)	6,285	6,779
New York State Dormitory Auth. Rev. (Second Hosp.)	5.10%	2/15/2011 (2)	4,040	4,358
New York State Dormitory Auth. Rev. (State Univ.)	5.80%	5/15/2005	5,400	5,526
New York State Dormitory Auth. Rev. (Univ. System)	5.25%	7/1/2017 (1)	14,500	15,601
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.25%	7/1/2010 (2)	3,920	4,296
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.25%	7/1/2011 (2)	3,610	3,941
New York State GO	6.00%	10/1/2004	4,195	4,228
New York State Power Auth. Rev.	5.25%	11/15/2017	20,710	22,323
New York State Power Auth. Rev.	5.25%	11/15/2018	35,425	38,005
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	6.25%	4/1/2006 (1)	10,000	10,480
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.25%	4/1/2007 (2)(Prere.)	5,000	5,478
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	6.25%	4/1/2010 (4)	6,725	7,745
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.25%	4/1/2011 (3)	4,000	4,345
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.25%	4/1/2012 (3)	6,220	6,756
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.50%	4/1/2012 (1)	20,000	22,483
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.25%	4/1/2015 (2)	10,000	10,716
New York State Thruway Auth. Rev. (Personal Income Tax)	5.50%	3/15/2016 (1)	3,000	3,287
New York State Thruway Auth. Rev. (Service Contract)	5.25%	4/1/2011 (Prere.)	9,545	10,595
Niagara County NY IDA Solid Waste Disposal Rev. PUT	5.45%	11/15/2012	16,000	17,072
Onondaga County NY PCR (Anheuser-Busch Cos., Inc.)	6.625%	8/1/2006	10,000	10,853
Port Auth. of New York & New Jersey Rev.	5.00%	8/1/2007	4,900	5,191
Port Auth. of New York & New Jersey Rev.	5.50%	9/15/2008 (3)	5,810	6,208
Port Auth. of New York & New Jersey Rev.	5.25%	7/15/2010	11,095	11,786
Port Auth. of New York & New Jersey Rev.	5.00%	8/1/2015	10,000	10,471
Suffolk County NY Water Auth. Rev.	6.80%	6/1/2012 (ETM)	10,660	12,537
Triborough Bridge & Tunnel Auth. New York Rev.	6.60%	1/1/2010 (ETM)	55,325	64,027
Triborough Bridge & Tunnel Auth. New York Rev.	5.50%	1/1/2012 (ETM)	19,975	21,942
Triborough Bridge & Tunnel Auth. New York Rev.	6.00%	1/1/2012 (ETM)	12,000	13,670
Triborough Bridge & Tunnel Auth. New York Rev.	5.25%	11/15/2015	5,000	5,501
Triborough Bridge & Tunnel Auth. New York Rev.	5.25%	11/15/2017	20,000	21,514

				1,099,295

North Carolina (3.0%)
Cumberland County NC Hosp. Fac. Rev. (Cape Fear Hosp.)	5.25%	10/1/2019	10,000	10,192
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/2011	25,000	26,739
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/2012	14,875	15,900
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/2013	25,000	26,681
North Carolina Eastern Muni. Power Agency Rev.	5.50%	1/1/2014	15,000	16,129
North Carolina Eastern Muni. Power Agency Rev.	5.30%	1/1/2015	4,000	4,188
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/2016	3,000	3,139
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/2017	4,700	4,895
North Carolina GO	5.25%	6/1/2011	10,375	11,536
North Carolina GO	5.00%	3/1/2020	28,000	29,503
North Carolina Muni. Power Agency Rev.	5.25%	1/1/2009 (1)	8,500	9,271
North Carolina Muni. Power Agency Rev.	5.25%	1/1/2014 (2)	26,585	28,940
North Carolina Muni. Power Agency Rev.	5.25%	1/1/2016 (4)	10,000	10,775
North Carolina Muni. Power Agency Rev.	5.25%	1/1/2017 (4)	15,290	16,407
North Carolina Muni. Power Agency Rev.	5.25%	1/1/2018 (1)	69,720	74,507
North Carolina Muni. Power Agency Rev.	5.25%	1/1/2019 (1)	38,600	41,110
North Carolina Muni. Power Agency Rev.	5.25%	1/1/2020 (1)	10,000	10,607
Winston-Salem NC Water & Sewer System Rev.	5.50%	6/1/2011 (Prere.)	2,380	2,693
Winston-Salem NC Water & Sewer System Rev.	5.50%	6/1/2011 (Prere.)	1,970	2,229
Winston-Salem NC Water & Sewer System Rev.	5.50%	6/1/2013	1,500	1,672
Winston-Salem NC Water & Sewer System Rev.	5.50%	6/1/2014	1,240	1,379

				348,492

Ohio (3.3%)
Butler County OH BAN	2.00%	3/11/2005	10,655	10,689
Cincinnati OH GO	5.25%	12/1/2015 (4)	14,710	16,106
Cincinnati OH GO	5.25%	12/1/2016 (4)	9,185	10,019
Cincinnati OH GO	5.25%	12/1/2017 (4)	5,000	5,430
Cincinnati OH GO	5.25%	12/1/2018 (4)	8,150	8,805
Cleveland OH Airport System Rev.	5.25%	1/1/2009 (4)	8,535	9,159
Cleveland OH Airport System Rev.	5.25%	1/1/2010 (4)	9,010	9,667
Cleveland OH Airport System Rev.	5.25%	1/1/2012 (4)	5,000	5,322
Cleveland OH Airport System Rev. VRDO	1.08%	8/6/2004 (4)	43,100	43,100
Cleveland OH GO	5.50%	8/1/2008 (1)	6,295	6,885
Cleveland OH Water Works Rev.	6.00%	1/1/2006 (1)	2,100	2,220
Cleveland OH Water Works Rev.	5.25%	1/1/2009 (4)	2,500	2,712
Cleveland OH Water Works Rev.	5.25%	1/1/2010 (4)	7,000	7,581
Cleveland OH Water Works Rev.	5.375%	1/1/2013 (4)	3,455	3,807
Kent State Univ. Ohio VRDO	1.09%	8/6/2004 (1)	10,725	10,725
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/2012	6,800	7,460
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	9/1/2013 (1)	3,000	3,291
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/2013	6,810	7,416
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/2014	6,000	6,481
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.625%	10/1/2015	4,000	4,294
Ohio Building Auth. Rev. (Admin. Building Fund)	5.50%	10/1/2013 (4)	6,605	7,342
Ohio Building Auth. Rev. (Data Center)	5.75%	10/1/2005	3,070	3,217
Ohio Building Auth. Rev. (Highway Safety Building)	5.375%	4/1/2007 (2)(Prere.)	4,605	5,010
Ohio Building Auth. Rev. (Highway Safety Building)	5.75%	4/1/2007 (2)(Prere.)	5,055	5,549
Ohio Building Auth. Rev. (Highway Safety Building)	6.00%	4/1/2007 (2)	4,640	5,079
Ohio Building Auth. Rev. (State Correctional Fac.)	5.80%	10/1/2006	4,360	4,701
Ohio Building Auth. Rev. (State Correctional Fac.)	6.00%	4/1/2007 (2)(Prere.)	3,710	4,096
Ohio Building Auth. Rev. (State Correctional Fac.)	5.90%	10/1/2007	2,500	2,755
Ohio Building Auth. Rev. (State Correctional Fac.)	5.75%	4/1/2008 (2)	5,375	5,869
Ohio Building Auth. Rev. (State Correctional Fac.)	5.75%	4/1/2009 (2)	5,485	5,979
Ohio Building Auth. Rev. (State Correctional Fac.)	5.50%	10/1/2012 (4)	5,000	5,574
Ohio Building Auth. Rev. (State Correctional Fac.)	5.50%	10/1/2013 (4)	3,000	3,335
Ohio Building Auth. Rev. (State Correctional Fac.)	5.25%	4/1/2017	5,565	6,152
Ohio GO	5.625%	5/1/2010 (Prere.)	5,065	5,703
Ohio GO	7.625%	8/1/2010	3,510	4,309
Ohio GO	5.375%	2/1/2012	7,255	7,981
Ohio GO	5.375%	2/1/2013	7,645	8,400
Ohio GO	5.25%	8/1/2013 (4)	12,435	13,812
Ohio GO	5.50%	8/1/2013	2,945	3,322
Ohio GO	5.375%	2/1/2014	5,000	5,477
Ohio GO	5.375%	2/1/2015	3,485	3,778
Ohio GO	5.375%	2/1/2017	5,500	5,962
Ohio GO VRDO	1.09%	8/6/2004	6,500	6,500
Ohio Higher Educ. Capital Fac. Rev.	5.00%	12/1/2007	5,000	5,393
Ohio Higher Educ. Capital Fac. Rev.	5.25%	11/1/2014	3,710	4,048
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) VRDO	1.10%	8/2/2004	1,260	1,260
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) VRDO	1.10%	8/6/2004	4,625	4,625
Ohio Housing Finance Agency Mortgage Rev.	5.025%	3/1/2021	2,495	2,500
Ohio Housing Finance Agency Mortgage Rev.	5.45%	9/1/2031	14,495	14,528
Ohio Housing Finance Agency Mortgage Rev.	5.625%	3/1/2032	8,185	8,603
Ohio Public Fac. Comm. Higher Educ. Capital Fac.	5.25%	5/1/2005 (2)(Prere.)	5,950	6,117
Ohio Turnpike Comm. Turnpike Rev.	5.50%	2/15/2006 (1)(Prere.)	4,435	4,761
Ohio Water Dev. Auth. Rev.	6.00%	12/1/2004 (2)(Prere.)	2,520	2,555
Ohio Water Dev. Auth. Water PCR	5.00%	12/1/2012	5,000	5,465
Univ. of Cincinnati OH General Receipts	5.50%	6/1/2013 (3)	2,700	3,009
Univ. of Cincinnati OH General Receipts	5.50%	6/1/2014 (3)	1,000	1,108

				375,043

Oklahoma (0.1%)
Grand River Dam Auth. Oklahoma Rev.	6.25%	6/1/2011 (2)	7,600	8,830
Oklahoma Turnpike Auth.	5.50%	1/1/2009 (3)	6,000	6,632

				15,462

Oregon (0.7%)
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.50%	2/15/2009	7,715	8,427
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.50%	2/15/2010	9,955	10,926
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.75%	5/1/2012	2,955	3,292
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.75%	5/1/2013	5,580	6,158
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.75%	5/1/2014	5,825	6,376
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.75%	5/1/2015	4,395	4,787
Oregon State Dept. Administrative Services	5.75%	4/1/2009 (4)(Prere.)	2,500	2,824
Oregon State Dept. Administrative Services	5.75%	4/1/2009 (4)(Prere.)	3,000	3,389
Oregon State Dept. Administrative Services	5.75%	4/1/2009 (4)(Prere.)	8,715	9,844
Oregon State Dept. Administrative Services	5.75%	4/1/2010 (4)	7,560	8,450
Port Auth. of Portland OR Airport Rev. (Portland International Airport)	5.00%	7/1/2013 (3)	2,520	2,620
Port Auth. of Portland OR Airport Rev. (Portland International Airport)	5.50%	7/1/2014 (2)	5,325	5,622
Portland OR Sewer System Rev.	6.00%	6/1/2007 (3)	5,600	6,141

				78,856

Pennsylvania (4.1%)
Delaware County PA IDA PCR (PECO Energy Co.) PUT	5.20%	10/1/2004	1,500	1,508
Delaware County PA IDA Resource Recovery Rev. (American Fuel)	6.10%	1/1/2007	7,955	8,386
Delaware County PA IDA Resource Recovery Rev. (American Fuel)	6.00%	1/1/2009	5,355	5,702
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	1.09%	8/2/2004	30,100	30,100
Montgomery County PA IDA PCR (PECO Energy) PUT	5.20%	10/1/2004	24,500	24,623
Pennsbury PA School Dist. GO	5.50%	8/15/2014 (3)	6,000	6,231
Pennsylvania Convention Center Auth. Rev.	6.25%	9/1/2004	3,435	3,448
Pennsylvania Convention Center Auth. Rev.	6.70%	9/1/2014 (1)	4,000	4,098
Pennsylvania Convention Center Auth. Rev.	6.70%	9/1/2016 (3)(ETM)	3,000	3,625
Pennsylvania GO	5.25%	10/15/2005	10,400	10,854
Pennsylvania GO	5.375%	5/15/2006 (3)(Prere.)	3,515	3,779
Pennsylvania GO	5.25%	2/1/2008	15,440	16,749
Pennsylvania GO	6.00%	7/1/2008	8,220	9,196
Pennsylvania GO	5.00%	9/15/2008	7,150	7,756
Pennsylvania GO	5.25%	2/1/2013 (1)	27,430	30,471
Pennsylvania GO	5.50%	5/1/2014 (4)	10,000	11,116
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	1.10%	8/6/2004 (2)	3,900	3,900
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev. (Allegheny/Delaware Valley Obligated Group)	5.00%	11/15/2004 (1)	9,295	9,380
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev. (Allegheny/Delaware Valley Obligated Group)	5.00%	11/15/2005 (1)	7,690	7,967
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev. (Allegheny/Delaware Valley Obligated Group)	5.00%	11/15/2006 (1)	4,375	4,596
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.25%	8/1/2011 (4)	8,195	8,871
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.25%	8/1/2012 (4)	2,750	2,987
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.25%	8/1/2013 (4)	4,000	4,310
Pennsylvania Housing Finance Agency Rev.	5.40%	10/1/2024	3,450	3,546
Pennsylvania Intergovernmental Cooperation Auth. Rev.	5.25%	6/15/2011 (3)	10,000	10,878
Pennsylvania Intergovernmental Cooperation Auth. Rev.	5.25%	6/15/2012 (3)	6,660	7,245
Pennsylvania Intergovernmental Cooperation Auth. Rev.	5.25%	6/15/2013 (3)	5,000	5,439
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.25%	12/1/2011 (2)(ETM)	2,875	3,151
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.25%	12/1/2011 (2)	2,125	2,323
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.25%	12/1/2011 (2)	1,905	2,083
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.25%	12/1/2011 (2)(ETM)	4,095	4,488
Philadelphia PA Airport Parking Auth.	5.25%	9/1/2010 (2)	4,875	5,252
Philadelphia PA Gas Works Rev.	5.50%	7/1/2007 (4)	8,025	8,670
Philadelphia PA Gas Works Rev.	5.50%	7/1/2009 (4)	10,820	11,759
Philadelphia PA Gas Works Rev.	5.25%	7/1/2010 (4)	10,180	10,970
Philadelphia PA Gas Works Rev.	5.25%	7/1/2011 (4)	5,000	5,388
Philadelphia PA GO	5.125%	5/15/2009 (3)	2,000	2,179
Philadelphia PA GO	5.25%	3/15/2010 (4)	1,755	1,909
Philadelphia PA GO	5.125%	5/15/2010 (3)	11,695	12,715
Philadelphia PA GO	5.25%	3/15/2011 (4)	3,610	3,927
Philadelphia PA GO	5.125%	5/15/2011 (3)	12,290	13,287
Philadelphia PA GO	5.25%	3/15/2012 (4)	3,000	3,267
Philadelphia PA GO	5.125%	5/15/2012 (3)	4,975	5,380
Philadelphia PA GO	5.125%	5/15/2013 (3)	5,000	5,397
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	1.08%	8/2/2004	6,210	6,210
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	1.10%	8/2/2004	525	525
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	1.10%	8/2/2004 (1)	13,900	13,900
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	1.10%	8/2/2004 (1)	9,250	9,250
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.75%	6/15/2011 (3)	4,695	5,152
Philadelphia PA Muni. Auth. Rev.	5.25%	5/15/2013 (4)	11,105	12,211
Philadelphia PA Muni. Auth. Rev.	5.25%	11/15/2014 (4)	5,965	6,515
Philadelphia PA School Dist. GO	6.25%	9/1/2005 (2)(ETM)	5,000	5,250
Philadelphia PA School Dist. GO	6.25%	9/1/2006 (2)	2,000	2,167
Philadelphia PA School Dist. GO	6.25%	9/1/2008 (2)	4,000	4,510
Philadelphia PA School Dist. GO	6.25%	9/1/2009 (2)	2,080	2,377
Philadelphia PA School Dist. GO	5.25%	4/1/2011 (1)	3,920	4,248
Philadelphia PA School Dist. GO	5.50%	8/1/2012 (3)	10,815	12,028
Philadelphia PA Water & Waste Water Rev.	6.25%	8/1/2007 (1)	5,000	5,535
Pittsburgh PA GO	5.20%	3/1/2010 (3)	17,000	17,552
Pittsburgh PA Water & Sewer Auth. Rev.	5.60%	9/1/2005 (3)(Prere.)	6,000	6,258
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	1.09%	8/6/2004 (2)	3,200	3,200
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	1.10%	8/6/2004 (2)	7,300	7,300

				473,094

Puerto Rico (1.3%)
Puerto Rico Electric Power Auth. Rev.	5.25%	7/1/2022 (1)	17,800	19,522
Puerto Rico GO	5.50%	7/1/2011 (4)	8,500	9,598
Puerto Rico GO	5.50%	7/1/2013 (1)	5,000	5,682
Puerto Rico GO	5.50%	7/1/2014 (1)	5,000	5,690
Puerto Rico Highway & Transp. Auth. Rev.	6.25%	7/1/2011 (1)	2,835	3,327
Puerto Rico Highway & Transp. Auth. Rev.	6.25%	7/1/2013 (1)	7,220	8,608
Puerto Rico Highway & Transp. Auth. Rev.	6.25%	7/1/2015 (1)	5,590	6,710
Puerto Rico Highway & Transp. Auth. Rev.	5.25%	7/1/2016 (3)	8,885	9,739
Puerto Rico Muni. Finance Agency	5.75%	8/1/2012 (4)	2,470	2,779
Puerto Rico Muni. Finance Agency	5.875%	8/1/2014 (4)	4,000	4,516
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	0.00%	7/1/2011 (3)	48,810	37,553
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	0.00%	7/1/2012 (3)	34,465	25,165
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.50%	7/1/2017 (2)	6,390	7,273
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.50%	7/1/2018 (2)	6,430	7,319

				153,481

Rhode Island (0.5%)
Rhode Island Depositors Econ. Protection Corp.	6.55%	8/1/2010 (1)(ETM)	18,465	21,440
Rhode Island Depositors Econ. Protection Corp.	6.55%	8/1/2010 (1)(ETM)	8,385	9,586
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.25%	6/15/2009 (4)	3,335	3,664
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.25%	6/15/2010 (4)	3,000	3,311
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.25%	6/15/2011 (4)	5,000	5,529
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.25%	6/15/2012 (4)	5,000	5,541
Rhode Island GO	6.00%	8/1/2005 (1)	3,000	3,132
Rhode Island GO	6.00%	8/1/2006 (1)	3,000	3,232

				55,435

South Carolina (0.8%)
Berkeley County SC Water & Sewer System Rev.	5.00%	6/1/2007 (1)	4,140	4,435
Medical Univ. South Carolina Hosp. Auth. Hosp. Fac. Rev.	6.25%	8/15/2022	13,000	13,566
Piedmont SC Muni. Power Agency Rev.	5.40%	1/1/2007 (1)	1,800	1,922
Piedmont SC Muni. Power Agency Rev.	5.40%	1/1/2007 (1)(ETM)	1,400	1,502
South Carolina GO	5.00%	7/1/2008	2,750	2,984
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.00%	12/15/2010 (ETM)	10,500	12,048
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.125%	12/15/2010 (Prere.)	7,000	8,496
South Carolina Public Service Auth. Rev.	5.375%	1/1/2013 (4)	7,300	8,044
South Carolina Public Service Auth. Rev.	5.50%	1/1/2013 (4)	5,000	5,611
South Carolina Transp. Infrastructure Rev.	5.75%	10/1/2011 (1)	6,925	7,769
South Carolina Transp. Infrastructure Rev.	5.75%	10/1/2012 (1)	6,245	7,006
South Carolina Transp. Infrastructure Rev.	5.75%	10/1/2013 (1)	9,020	10,120
South Carolina Transp. Infrastructure Rev.	5.75%	10/1/2014 (1)	8,495	9,531

				93,034

South Dakota
South Dakota Building Auth. Lease Rev.	5.25%	12/1/2010 (2)	4,800	5,206

Tennessee (1.6%)
Knoxville TN Health, Educ. & Housing Board Rev. (Univ. Health System, Inc.)	5.40%	4/1/2011	3,465	3,666
Knoxville TN Health, Educ. & Housing Board Rev. (Univ. Health System, Inc.)	5.50%	4/1/2012	2,660	2,803
Knoxville TN Health, Educ. & Housing Board Rev. (Univ. Health System, Inc.)	5.50%	4/1/2013	4,495	4,705
Knoxville TN Health, Educ. & Housing Board Rev. (Univ. Health System, Inc.)	5.625%	4/1/2014	2,000	2,088
Knoxville TN Health, Educ. & Housing Board Rev. (Univ. Health System, Inc.)	5.75%	4/1/2019	13,000	13,415
Memphis TN Electric System Rev.	5.00%	12/1/2009 (1)	60,140	65,295
Memphis TN Electric System Rev.	5.00%	12/1/2010 (1)	33,000	35,942
Memphis TN Electric System Rev.	5.00%	12/1/2012 (1)	15,000	16,295
Memphis TN Electric System Rev.	5.00%	12/1/2013 (1)	10,000	10,835
Metro. Govt. of Nashville & Davidson County TN Water & Sewer Rev.	7.70%	1/1/2012 (3)	5,000	6,115
Montgomery County TN Public Building Auth. Pooled Financial Rev. (Tennessee County Loan Pool) VRDO	1.13%	8/2/2004 LOC	7,400	7,400
Shelby County TN GO	5.625%	4/1/2005 (Prere.)	1,245	1,292
Shelby County TN GO	0.00%	12/1/2011	10,000	7,501
Shelby County TN GO	5.625%	4/1/2012	3,755	3,891

				181,243

Texas (10.5%)
Austin TX Combined Util. System Rev.	0.00%	11/15/2010 (2)	5,000	3,939
Austin TX Combined Util. System Rev.	0.00%	11/15/2011 (2)	16,050	11,976
Austin TX Combined Util. System Rev.	0.00%	11/15/2011 (1)	18,100	13,506
Austin TX Combined Util. System Rev.	6.00%	11/15/2013 (1)	16,000	18,556
Austin TX Combined Util. System Rev.	5.125%	5/15/2014 (4)	28,900	31,021
Austin TX Combined Util. System Rev.	0.00%	5/15/2018 (3)	25,215	12,846
Austin TX Combined Util. System Rev.	0.00%	5/15/2019 (3)	28,160	13,505
Austin TX Independent School Dist. GO	5.75%	8/1/2006 (Prere.)	3,470	3,727
Austin TX Independent School Dist. GO	5.75%	8/1/2012	1,530	1,634
Brazos River TX Harbor Navigation Dist. Brazoria County Environmental (Dow Chemical Co. Project) PUT	5.20%	5/15/2008	58,000	61,063
Carrollton TX Independent School Dist. GO	6.00%	2/15/2009 (Prere.)	3,105	3,495
Carrollton TX Independent School Dist. GO	6.00%	2/15/2009 (Prere.)	2,760	3,106
Dallas TX Independent School Dist. GO	5.30%	8/15/2005 (Prere.)	3,780	3,925
Dallas TX Independent School Dist. GO	5.40%	8/15/2005 (Prere.)	7,890	8,201
Dallas TX Independent School Dist. GO	5.50%	8/15/2005 (Prere.)	18,300	19,040
Dallas TX Independent School Dist. GO	5.30%	8/15/2008	1,220	1,265
Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	1.10%	8/2/2004	24,000	24,000
Harris County TX Sports Auth. Rev.	0.00%	11/15/2023 (1)	7,000	2,509
Harris County TX Sports Auth. Rev.	0.00%	11/15/2025 (1)	11,000	3,430
Harris County TX Sports Auth. Rev.	0.00%	11/15/2027 (1)	11,000	2,992
Harris County TX Sports Auth. Rev.	0.00%	11/15/2031 (1)	7,570	1,616
Harris County TX Toll Road Rev.	5.375%	8/15/2012 (4)	10,000	11,154
Houston TX Airport System Rev.	5.75%	7/1/2011 (4)	6,560	7,142
Houston TX Airport System Rev.	6.00%	7/1/2011 (3)	4,200	4,623
Houston TX Airport System Rev.	5.875%	7/1/2012 (4)	7,015	7,633
Houston TX Airport System Rev.	6.00%	7/1/2012 (3)	4,460	4,909
Houston TX Airport System Rev.	5.875%	7/1/2014 (4)	5,000	5,482
Houston TX GO	7.00%	3/1/2006 (Prere.)	4,125	4,453
Houston TX GO	7.00%	3/1/2008	44,280	49,383
Houston TX GO	5.25%	3/1/2009 (Prere.)	4,815	5,271
Houston TX GO	5.50%	9/1/2010 (4)(Prere.)	10,885	12,136
Houston TX GO	5.75%	9/1/2010 (4)(Prere.)	11,450	12,922
Houston TX GO	5.75%	9/1/2010 (4)(Prere.)	3,925	4,429
Houston TX GO	5.25%	3/1/2011	1,185	1,286
Houston TX GO	5.50%	3/1/2011 (4)	1,050	1,161
Houston TX GO	5.00%	3/1/2012 (1)	4,735	5,145
Houston TX GO	5.75%	3/1/2012 (4)	1,105	1,242
Houston TX GO	5.75%	3/1/2013 (4)	375	422
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.25%	7/1/2005 (4)(Prere.)	7,085	7,393
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.50%	9/1/2010 (2)	9,155	10,195
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/2012 (2)	4,460	4,919
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/2012 (2)	9,995	11,023
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/2013 (2)	10,545	11,632
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.75%	9/1/2013 (2)	13,840	15,591
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/2014 (2)	6,190	6,810
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.375%	9/1/2015 (2)	10,750	11,709
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.75%	9/1/2016 (2)	5,540	6,216
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	0.00%	9/1/2017 (2)	13,760	7,294
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.75%	9/1/2017 (2)	5,855	6,551
Houston TX Independent School Dist. GO	0.00%	8/15/2015	5,355	3,207
Houston TX Water & Sewer System Rev.	0.00%	12/1/2010 (2)	5,000	3,932
Houston TX Water & Sewer System Rev.	5.75%	12/1/2012 (2)(Prere.)	8,000	9,183
Houston TX Water & Sewer System Rev.	5.50%	12/1/2014 (4)	22,500	25,031
Houston TX Water & Sewer System Rev.	5.50%	12/1/2015 (4)	7,250	7,998
Lower Colorado River Auth. Texas Rev.	5.75%	5/15/2011 (4)	14,200	15,841
Lower Colorado River Auth. Texas Rev.	5.00%	1/1/2012 (4)(ETM)	2,520	2,746
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/2012 (1)	3,975	4,379
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/2013 (1)	3,000	3,293
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/2014 (1)	4,475	4,912
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/2014 (4)	5,000	5,608
Lower Colorado River Auth. Texas Rev.	5.875%	5/15/2015 (4)	24,000	26,809
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/2016 (1)	2,000	2,172
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/2017 (1)	3,000	3,253
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/2019 (1)	3,000	3,227
Lower Colorado River Auth. Texas Rev.	5.375%	5/15/2020 (1)	2,000	2,142
North Texas Health Fac. Dev.	5.75%	2/15/2010 (1)	4,115	4,537
San Antonio TX Electric & Gas Rev.	5.80%	2/1/2006 (ETM)	345	358
San Antonio TX Electric & Gas Rev.	5.80%	2/1/2006 (ETM)	1,535	1,594
San Antonio TX Electric & Gas Rev.	5.80%	2/1/2006	6,120	6,370
San Antonio TX Electric & Gas Rev.	5.25%	2/1/2007 (Prere.)	7,635	8,243
San Antonio TX Electric & Gas Rev.	5.25%	2/1/2007 (Prere.)	610	659
San Antonio TX Electric & Gas Rev.	5.25%	2/1/2007 (Prere.)	725	783
San Antonio TX Electric & Gas Rev.	5.60%	2/1/2007 (Prere.)	745	811
San Antonio TX Electric & Gas Rev.	5.25%	2/1/2009 (Prere.)	2,985	3,290
San Antonio TX Electric & Gas Rev.	5.25%	2/1/2009 (Prere.)	5,910	6,513
San Antonio TX Electric & Gas Rev.	5.25%	2/1/2009 (Prere.)	2,110	2,325
San Antonio TX Electric & Gas Rev.	5.25%	2/1/2010	6,140	6,590
San Antonio TX Electric & Gas Rev.	5.75%	2/1/2010 (Prere.)	10,205	11,510
San Antonio TX Electric & Gas Rev.	5.75%	2/1/2010 (Prere.)	9,200	10,377
San Antonio TX Electric & Gas Rev.	5.75%	2/1/2010 (Prere.)	12,100	13,647
San Antonio TX Electric & Gas Rev.	5.75%	2/1/2010 (Prere.)	20,440	23,054
San Antonio TX Electric & Gas Rev.	5.50%	2/1/2011	12,225	13,621
San Antonio TX Electric & Gas Rev.	5.00%	2/1/2012 (4)	5,000	5,433
San Antonio TX Electric & Gas Rev.	5.25%	2/1/2012	5,515	6,007
San Antonio TX Electric & Gas Rev.	5.25%	2/1/2013	5,000	5,508
San Antonio TX Electric & Gas Rev.	5.25%	2/1/2013	3,890	4,237
San Antonio TX Electric & Gas Rev.	5.375%	2/1/2013	10,000	11,107
San Antonio TX Electric & Gas Rev.	5.375%	2/1/2015	7,250	8,006
San Antonio TX Electric & Gas Rev.	5.375%	2/1/2016	23,315	25,306
San Antonio TX Electric & Gas Rev.	5.375%	2/1/2017	13,025	14,106
San Antonio TX Electric & Gas Rev.	5.375%	2/1/2018	8,140	8,786
San Antonio TX Electric & Gas Rev.	5.375%	2/1/2019	10,000	10,748
Tarrant County TX Health Resources	5.75%	2/15/2013 (1)	7,670	8,461
Texas A & M Univ. Permanent Univ. Fund	5.25%	7/1/2016	10,360	11,234
Texas A & M Univ. Permanent Univ. Fund	5.25%	7/1/2017	10,000	10,797
Texas A & M Univ. Permanent Univ. Fund	5.25%	7/1/2018	10,000	10,743
Texas GO Public Finance Auth.	5.50%	10/1/2009	7,000	7,782
Texas GO Public Finance Auth.	5.50%	10/1/2012	13,455	15,000
Texas GO Public Finance Auth.	5.50%	10/1/2013	19,175	21,377
Texas GO Public Finance Auth.	5.375%	10/1/2014	21,310	23,550
Texas Muni. Power Agency Rev.	0.00%	9/1/2010 (2)(ETM)	625	500
Texas Muni. Power Agency Rev.	0.00%	9/1/2010 (2)	11,215	8,908
Texas Muni. Power Agency Rev.	0.00%	9/1/2012 (2)(ETM)	325	234
Texas Muni. Power Agency Rev.	0.00%	9/1/2012 (2)	4,850	3,449
Texas Muni. Power Agency Rev.	0.00%	9/1/2013 (1)(ETM)	100	68
Texas Muni. Power Agency Rev.	0.00%	9/1/2013 (1)	11,400	7,663
Texas Muni. Power Agency Rev.	0.00%	9/1/2014 (1)(ETM)	110	71
Texas Muni. Power Agency Rev.	0.00%	9/1/2014 (1)	5,555	3,529
Texas Muni. Power Agency Rev.	0.00%	9/1/2015 (1)(ETM)	85	51
Texas Muni. Power Agency Rev.	0.00%	9/1/2015 (1)	13,165	7,875
Texas Muni. Power Agency Rev.	0.00%	9/1/2016 (1)(ETM)	70	40
Texas Muni. Power Agency Rev.	0.00%	9/1/2016 (1)	22,835	12,856
Texas Muni. Power Agency Rev.	0.00%	9/1/2017 (1)(ETM)	365	197
Texas Muni. Power Agency Rev.	0.00%	9/1/2017 (1)	31,345	16,683
Texas TRAN	2.00%	8/31/2004	105,000	105,071
Texas Turnpike Auth. Central Texas Turnpike System Rev.	5.00%	6/1/2008	53,195	57,295
Tomball TX Hosp. Auth. Rev.	5.75%	7/1/2014	8,500	8,677
Tomball TX Hosp. Auth. Rev.	6.00%	7/1/2019	3,600	3,645
Univ. of Houston TX Rev.	5.25%	2/15/2009 (4)	3,080	3,366
Univ. of Texas Permanent Univ. Fund Rev. VRDO	5.375%	8/15/2011 (Prere.)	8,290	9,230
Univ. of Texas Permanent Univ. Fund Rev. VRDO	5.25%	8/15/2014	7,590	8,384
Waco TX Educ. Finance Corp. (Baylor Univ.) VRDO	1.09%	8/6/2004 (10)	19,390	19,390

				1,206,863

Utah (0.8%)
Intermountain Power Agency Utah Power Supply Rev.	5.25%	7/1/2009 (1)(ETM)	5,180	5,709
Intermountain Power Agency Utah Power Supply Rev.	5.25%	7/1/2009 (1)	36,060	39,228
Salt Lake City UT Building Auth. Lease Rev.	5.90%	10/1/2004 (1)(Prere.)	4,000	4,071
Salt Lake County UT GO	5.00%	6/15/2010	9,100	9,968
Salt Lake County UT GO	5.00%	6/15/2013	10,170	11,157
Utah GO	5.00%	7/1/2011	7,550	8,265
Utah GO	5.00%	7/1/2012	5,000	5,482
Utah Muni. Finance Coop. Local Govt. Rev.	0.00%	3/1/2010 (4)	7,000	5,671

				89,551

Virgin Islands (0.1%)
Virgin Islands Public Finance Auth. Rev.	6.375%	10/1/2019	5,865	6,560

Virginia (0.8%)
Chesapeake Bay Bridge & Tunnel Virginia	5.40%	7/1/2005 (3)	6,090	6,305
Loudoun County VA IDA Rev. (Howard Hughes Medical Institute) VRDO	1.12%	8/2/2004	18,800	18,800
Roanoke VA IDA Hosp. Rev. (Carilion Health System) VRDO	1.13%	8/2/2004	4,300	4,300
Virginia Beach VA Refunding & Public Improvement	5.25%	8/1/2008 (Prere.)	1,950	2,151
Virginia Beach VA Refunding & Public Improvement	5.25%	8/1/2008 (Prere.)	1,010	1,114
Virginia Beach VA Refunding & Public Improvement	5.25%	8/1/2008 (Prere.)	610	673
Virginia Beach VA Refunding & Public Improvement	5.25%	8/1/2008 (Prere.)	580	640
Virginia Beach VA Refunding & Public Improvement	5.25%	8/1/2010	7,740	8,490
Virginia Beach VA Refunding & Public Improvement	5.25%	8/1/2011	3,990	4,377
Virginia Beach VA Refunding & Public Improvement	5.25%	8/1/2012	2,390	2,622
Virginia Beach VA Refunding & Public Improvement	5.25%	8/1/2013	1,170	1,283
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ.	5.75%	9/1/2011	4,085	4,602
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ.	5.75%	9/1/2012	4,310	4,845
Virginia Public Building Auth. Rev.	5.00%	8/1/2012	13,080	14,317
Virginia Public School Auth. Rev.	5.40%	6/1/2005 (Prere.)	5,750	6,049
Virginia Public School Auth. Rev.	5.00%	8/1/2008	7,675	8,315
Virginia Public School Auth. Rev.	5.25%	8/1/2008	5,585	6,103

				94,986

Washington (0.5%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)	0.00%	6/1/2015 (1)	10,000	6,013
King County WA School Dist. GO	5.50%	12/1/2007 (3)(Prere.)	5,635	6,178
Port of Seattle WA Rev.	6.00%	2/1/2015 (1)	2,370	2,682
Snohomish County WA Mukilteo School Dist.	6.50%	12/1/2011	5,825	6,884
Spokane WA Regional Solid Waste Management System Rev.	6.50%	1/1/2008 (2)	3,500	3,883
Spokane WA Regional Solid Waste Management System Rev.	6.50%	1/1/2009 (2)	3,000	3,380
Washington GO	6.25%	2/1/2011	6,680	7,565
Washington GO	5.50%	7/1/2011	6,755	7,476
Washington GO	5.70%	10/1/2015 (4)	10,000	11,307
Washington Health Care Fac. Auth. (Sisters of Providence)	6.00%	10/1/2005 (2)	4,830	5,068

				60,436

West Virginia (0.2%)
West Virginia Building Comm. Rev.	5.25%	7/1/2008 (1)	2,150	2,331
West Virginia GO	5.75%	6/1/2013	5,000	5,581
West Virginia GO	5.25%	6/1/2016 (4)	10,000	10,796
West Virginia School Building Auth. Rev.	5.30%	7/1/2009 (2)	8,000	8,721

				27,429

Wisconsin (1.7%)
Wisconsin GO	5.20%	5/1/2006 (Prere.)	4,150	4,385
Wisconsin GO	5.00%	5/1/2010	14,420	15,678
Wisconsin GO	5.00%	5/1/2011	15,180	16,509
Wisconsin GO	5.75%	5/1/2011 (Prere.)	18,000	20,479
Wisconsin GO	5.75%	5/1/2011 (Prere.)	20,315	23,112
Wisconsin GO	5.75%	5/1/2011 (Prere.)	20,000	22,754
Wisconsin GO	5.25%	5/1/2012	15,975	17,652
Wisconsin GO	5.25%	5/1/2013	16,810	18,561
Wisconsin GO	5.50%	5/1/2013 (1)	7,000	7,869
Wisconsin GO	5.50%	5/1/2014 (1)	18,000	20,219
Wisconsin GO	5.25%	5/1/2015 (1)	5,000	5,397
Wisconsin GO	5.50%	5/1/2015 (1)	15,000	16,838
Wisconsin GO	5.50%	11/1/2016 (4)	5,000	5,653

				195,106

TOTAL MUNICIPAL BONDS
(Cost $11,038,877)				11,457,839

			Shares

TEMPORARY CASH INVESTMENTS
Vanguard Municipal Cash Management Fund, 1.05%+
(Cost $4,700)			4,700,000	4,700

TOTAL INVESTMENTS (99.4%)
(Cost $11,043,577)				11,462,539

OTHER ASSETS AND LIABILITIES-NET (0.6%)				64,718

NET ASSETS (100%)				$11,527,257

*Securities with a value of $24,441,000 have been segregated as initial margin for open futures contracts.
**Non-income-producing security — Interest Payments in Default.
†Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA — Industrial Development Authority Bond.
IDR — Industiral Development Revenue Bond.
PCR — Pollution Control Revenue Bond.
PUT — Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
The insurance does not guarantee the market value of the municipal bonds.

LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At July 31, 2004, the cost of investment securities for tax purposes was $11,120,285,000. Net unrealized appreciation of investment securities was $342,254,000, consisting of unrealized gains of $420,207,000 on securities that had risen in value since their purchase and $77,953,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts:

Futures contracts are valued based upon their quoted daily settlement prices. At July 31, 2004, the aggregate settlement value of open futures contracts expiring in September 2004 and the related unrealized appreciation (depreciation) were:

	(000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note	(3,680)	$402,960	$(5,537)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 24, 2004

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	September 24, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.